NY SPINNAKER PLUS                                    File Nos.333-6448/811-07949

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [   ]
                         Pre-Effective Amendment No.                       [   ]
                      Post-Effective Amendment No. 1                       [ x ]
                                                  ---

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]
                              Amendment No. 2                              [ x ]
                                           ---
                        (Check appropriate box or boxes.)

                         First SAFECO SEPARATE ACCOUNT S
                           (Exact Name of Registrant)

            First SAFECO National Life Insurance Company of New York
                               (Name of Depositor)

                 6700 Old Collamer Road, East Syracuse, NY 13057
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (315) 463-2041

                      Name and Address of Agent for Service
                               WILLIAM E. CRAWFORD
                             15411 N.E. 51st Street
                            Redmond, Washington 98052
                                 (206) 867-8257



        Approximate date of Proposed Public Offering . . . . . . . . . .
                  As Soon as Practicable after Effective Date

It is proposed that this filing will become effective:
        x   immediately upon filing pursuant to paragraph (b) of Rule 485
      -----
            on pursuant to paragraph (b) of Rule 485
      -----
            60 days after filing pursuant to paragraph (a)(1) of Rule 485
      -----
            on (date) pursuant to paragraph (a)(1) of Rule 485
      -----

If appropriate, check the following:
            this post-effective amendment designates a new effective date for a
      -----
previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                         FIRST SAFECO SEPARATE ACCOUNT S


                       REGISTRATION STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET

Item No.                                                     Location
--------                                                     --------
                                     PART A
                                     ------

Item 1.   Cover Page.......................................  Cover Page
Item 2.   Definitions......................................  Definitions
Item 3.   Synopsis or Highlights...........................  Expense Table;
                                                             Highlights
Item 4.   Condensed Financial Information..................  Schedule of Accumulation
          .................................................  Unit Values & Accumulation
          .................................................  Units Outstanding;
          .................................................  Performance Information
Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies...............  First SAFECO; The
          .................................................  Separate Account;
          .................................................  SAFECO Resource
          .................................................  Series Trust; Federated
                                                             Insurance   Series;
          .................................................  Lexington Emerging
          .................................................  Markets Fund, Inc.;
                                                             Lexington Natural
          .................................................  Resources Trust; American
                                                             Century Variable Portfolios,
                                                             Inc.
Item 6.   Deductions and Expenses..........................  Charges and
          .................................................  Deductions; Expense
          .................................................  Table
Item 7.   General Description of Variable
          Annuity Contracts................................  Cover Page; Rights
          .................................................  under the Contract;
          .................................................  Purchasing a Contract
Item 8.   Annuity Period...................................  Annuity and Death Benefit
          .................................................  Provisions
Item 9.   Distribution Requirements........................  Annuity and Death Benefit

          .................................................  Provisions
Item 10.  Purchases and Contract Value.....................  Purchasing a Contract
Item 11.  Redemptions......................................  Withdrawals and Transfers
Item 12.  Taxes............................................  Tax Status
Item 13.  Legal Proceedings................................  Legal Proceedings
Item 14.  Table of Contents of the Statement of
          Additional Information...........................  Table of Contents
          .................................................  of the Statement of
          .................................................  Additional Information

Item No.                                                       Location
--------                                                       --------
                                     PART B
                                     ------

Item 15.  Cover Page.........................................  Cover Page
Item 16.  Table of Contents..................................  Table of Contents
Item 17.  General Information and History....................  General Information
Item 18.  Services...........................................  Not Applicable
Item 19.  Purchase of Securities Being Offered...............  Not Applicable
Item 20.  Underwriters.......................................  General Information/
          ...................................................  Distributor
Item 21.  Calculation of Performance Data....................  Additional Performance
          ...................................................  Information
Item 22.  Annuity Payments...................................  Annuity Provisions
Item 23.  Financial Statements...............................  Financial Statements


                                     PART C
                                     ------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A
                                     ------

                                   PROSPECTUS

June 16, 1997           FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
--------------------------------------------------------------------------------

                  INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                   issued by
                        FIRST SAFECO SEPARATE ACCOUNT S
                                      AND
            FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

Home Office:                                     Annuity Service Office:
  First SAFECO National Life Insurance Company   First SAFECO National Life Insurance Company
    of New York                                  of New York
  6700 Old Collamer Road                         6700 Old Collamer Road
  East Syracuse, NY 13057                        East Syracuse, NY 13057
  Telephone: 1-800-878-2041 Fax: (315) 463-2128

The Individual Single Purchase Payment Deferred Variable Annuity Contracts (the Contracts) described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in conjunction with retirement plans on a Qualified or Non-Qualified basis.

At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of First SAFECO National Life Insurance Company of New York (First SAFECO) which has been designated First SAFECO Separate Account S (the Separate Account) or to First SAFECO's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the SAFECO Resource Money Market Sub-Account of the Separate Account. (See "Highlights.") The Separate Account invests in shares of SAFECO Resource Series Trust (see "SAFECO Resource Series Trust"), Federated Insurance Series (see "Federated Insurance Series"), Lexington Emerging Markets Fund, Inc. (see "Lexington Emerging Markets Fund, Inc.") Lexington Natural Resources Trust (see "Lexington Natural Resources Trust") and American Century Variable Portfolios, Inc. (see "American Century Variable Portfolios, Inc."). SAFECO Resource Series Trust currently consists of the SAFECO Resource Equity, Growth, Northwest, Bond, Money Market and Small Company Stock Portfolios. Federated Insurance Series consists of seven Portfolios, three of which are offered hereunder; the Federated High Income Bond Fund II ("Federated High Income Bond Portfolio"), the Federated International Equity Fund II ("Federated International Equity Portfolio") and the Federated Utility Fund II("Federated Utility Portfolio"). Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund") and Lexington Natural Resources Trust each currently consist of only one Portfolio which are offered hereunder; the Lexington Emerging Markets Portfolio and the Lexington Natural Resources Portfolio, respectively. American Century Variable Portfolios, Inc. consists of four Portfolios, two of which are offered hereunder: the American Century VP Balanced Fund ("American Century VP Balanced Portfolio") and the American Century VP International Fund ("American Century VP International Portfolio"). See "Highlights" and "Tax
Status -- Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Table of Contents of the Statement of Additional Information can be found on page 36 of this Prospectus. Some of the discussions contained in this Prospectus will refer to the more detailed description contained in the Statement of Additional Information which is incorporated by reference in this Prospectus. For the Statement of Additional Information, call l-800-878-2041 or write to the Annuity Service Office address above.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SPINNAKER PLUS IS NOT INSURED BY THE FDIC. IT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION THROUGH WHICH IT MAY BE SOLD. SPINNAKER PLUS IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

This prospectus and the Statement of Additional Information are dated June 16, 1997.

INQUIRIES: Any inquiries should be made by telephone to the number listed on the cover page of the Prospectus or the representative from whom this Prospectus was obtained. All other questions should be directed to the annuity Service Office, 1-800-878-2041 listed on the cover page of this Prospectus.

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
Definitions...........................................................................     5
Highlights............................................................................     6
Expense Table.........................................................................     8
Schedule of Accumulation Unit Values and Accumulation Units Outstanding...............    13
Financial Statements..................................................................    13
Performance Information...............................................................    13
     All Sub-Accounts (Other than SAFECO Resource Money Market Sub-Account)...........    13
     SAFECO Resource Money Market Sub-Account.........................................    14
     Rankings.........................................................................    14
First SAFECO..........................................................................    14
The Separate Account..................................................................    15
     SAFECO Resource Equity Sub-Account...............................................    15
     SAFECO Resource Growth Sub-Account...............................................    15
     SAFECO Resource Northwest Sub-Account............................................    16
     SAFECO Resource Bond Sub-Account.................................................    16
     SAFECO Resource Money Market Sub-Account.........................................    16
     SAFECO Resource Small Company Stock Sub-Account..................................    16
     Federated High Income Bond II Sub-Account........................................    16
     Federated International Equity II Sub-Account....................................    17
     Federated Utility II Sub-Account.................................................    17
     Lexington Emerging Markets Sub-Account...........................................    17
     Lexington Natural Resources Sub-Account..........................................    18
     American Century VP Balanced Sub-Account.........................................    18
     American Century VP International Sub-Account....................................    18
SAFECO Resource Series Trust..........................................................    19
Federated Insurance Series............................................................    19
Lexington Emerging Markets Fund, Inc..................................................    19
Lexington Natural Resources Trust.....................................................    19
American Century Variable Portfolios, Inc.............................................    19
Voting Rights.........................................................................    20
Substitution of Securities............................................................    20
Purchasing a Contract.................................................................    20
     Purchase Payments................................................................    20
     Allocation of Purchase Payments..................................................    20
     Accumulation Unit................................................................    21
     Principal Underwriter............................................................    21

                                                                                        PAGE
                                                                                        ----
Charges and Deductions................................................................    22
     Deduction for Premium and Other Taxes............................................    22
     Deduction for Mortality and Expense Risk Charge..................................    22
     Deduction for Contingent Deferred Sales Charge...................................    22
     Reduction or Elimination of the Contingent Deferred Sales Charge.................    23
     Deduction for Withdrawal Charge..................................................    23
     Deduction for Transfer Charge....................................................    24
     Other Expenses...................................................................    24
Rights Under the Contract.............................................................    24
     Owner, Annuitant and Beneficiary.................................................    24
     Misstatement of Age..............................................................    24
     Evidence of Survival.............................................................    24
     Contract Settlement..............................................................    24
     Substitute Payee.................................................................    25
     Assignment.......................................................................    25
     Modification of the Contracts....................................................    25
     Termination of Contract..........................................................    25
Annuity and Death Benefit Provisions..................................................    25
     Selection and Change of Settlement Options.......................................    25
     Payment of Benefits..............................................................    25
     Frequency and Amount of Annuity Payments.........................................    25
     Death of Owner Prior to Annuity Date.............................................    25
     Death of Annuitant...............................................................    27
     Death of Owner After Annuity Date................................................    27
     Settlement Options...............................................................    27
     Mortality and Expense Guarantee..................................................    28
Withdrawals and Transfers.............................................................    28
     Withdrawals......................................................................    28
     Transfers........................................................................    28
       Transfers by Written Request...................................................    29
     Suspension of Payments or Transfers..............................................    29
Other Services........................................................................    29
     The Programs.....................................................................    29
     Dollar Cost Averaging Program....................................................    30
     Automatic Transfer Program.......................................................    30
     Appreciation or Interest Sweep Program...........................................    30
     Sub-Account Rebalancing Program (also Portfolio Rebalancing Program).............    31
     Periodic Withdrawal Program......................................................    31
Tax Status............................................................................    32
     General..........................................................................    32
     Diversification..................................................................    32
     Multiple Contracts...............................................................    33
     Tax Treatment of Assignments.....................................................    33
     Income Tax Withholding...........................................................    33
     Tax Treatment of Withdrawals -- Non-Qualified Contracts..........................    34
     Qualified Plans..................................................................    34
     Tax Treatment of Withdrawals -- Qualified Contracts..............................    35

                                                                                        PAGE
                                                                                        ----
     Tax-Sheltered Annuities -- Withdrawal Limitations................................    36
     Contracts Owned by Other than Natural Persons....................................    36
Legal Proceedings.....................................................................    36
Table of Contents of the Statement of Additional Information..........................    36

                                  DEFINITIONS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.

ANNUITANT - The natural person on whose life Annuity payments are payable. The Contract will not be issued if the Annuitant is 76 years of age or older on the Contract Date.

ANNUITY - Any series of payments starting on the Annuity Date.

ANNUITY DATE - The date selected by the Owner for commencing Annuity payments under the Contract. The day of the month on which the payments will be made will be determined by First SAFECO. The Annuity Date cannot be later than the date the Annuitant attains age 85.

ANNUITY UNIT - An accounting unit of measure used to calculate Annuity payments after the Annuity Date.

BENEFICIARY - The person or persons entitled to receive benefits under the Contract upon the death of the Owner.

CONTRACT ANNIVERSARY - Any anniversary of the Contract Date.

CONTRACT DATE - The earlier of the date on which the initial Purchase Payment is allocated to the Separate Account or the Fixed Account.

CONTRACT VALUE - The sum of the Owner's interest in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - The twelve month period which commences on the Contract Date and each succeeding twelve month period thereafter.

ELIGIBLE INVESTMENT(S) - An investment entity in which a Sub-Account invests as an underlying investment of the Contract.

FIRST SAFECO - First SAFECO National Life Insurance Company of New York it its Annuity Service Office shown on the cover page of this Prospectus.

FIXED ACCOUNT - First SAFECO's General Account, referred to in the Contract as the "Fixed Account," consists of the total Purchase Payments received by First SAFECO under a fixed annuity rider to the Contract and not previously withdrawn, plus interest on each such Purchase Payment, less any applicable charges and deductions. Purchase Payments allocated to the Fixed Account will become part of the general corporate fund of First SAFECO to be so used and invested consistent with state insurance laws and will not be segregated from First SAFECO's other assets.

FUNDS - The funding vehicles for the Separate Account, other than the Trust:
Certain portfolios of Federated Insurance Series; Lexington Emerging Markets Fund, Inc., Lexington Natural Resources Trust and American Century Variable Portfolios, Inc.

NET PURCHASE PAYMENT - Purchase Payment less premium taxes.

NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 403(b), 408 or 457 of the Internal Revenue Code.

OWNER - The person(s) or entity named in the Application who/which has all rights under the Contract. Joint Owners are allowed only if the joint Owners are spouses. Each joint Owner shall have equal ownership rights and must jointly exercise those rights. On the date the Application is signed, the Owner must not be older than age 75 (if joint Owners, neither may be older than 75).

PORTFOLIO - A segment of an Eligible Investment which constitutes a separate and distinct class of shares.

PURCHASE PAYMENTS - Payments made to purchase Accumulation Units or which are allocated to the Fixed Account.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 403(b), 408 or 457 of the Internal Revenue Code.

SEPARATE ACCOUNT - A separate investment account of First SAFECO, designated as First SAFECO Separate Account S, into which Purchase Payments or Contract Values may be allocated. The Separate Account is divided into Sub-Accounts.

TRUST - SAFECO Resource Series Trust, one of the Eligible Investments for the Separate Account.

VALUATION DATE - Each day that the New York Stock Exchange is open for business, which is Monday through Friday, except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD - The period commencing at the close of business on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

WITHDRAWAL - Any payment, including Contract charges and deductions, from the Contracts.

                                   HIGHLIGHTS

The Contracts described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis.

At the Owner's direction, Purchase Payments for the Contracts are allocated to a segregated investment account of First SAFECO, which account has been designated First SAFECO Separate Account S, or to the Fixed Account. (See
"Definitions -- Fixed Account.") Under certain circumstances, however, Purchase Payments may initially be allocated to the SAFECO Resource Money Market Sub-Account of the Separate Account (see below). The assets of the Separate Account are the property of First SAFECO and obligations arising under the Contracts are First SAFECO's general corporate obligations.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of the Trust or the Funds. The Trust and the Funds are open-end management investment companies. There are currently six Portfolios available to the Separate Account under the Trust: the SAFECO Resource Equity, Growth, Northwest, Bond, Money Market and Small Company Stock Portfolios. There are currently three Portfolios available to the Separate Account under the Federated Insurance Series: the Federated High Income Bond Portfolio, the Federated International Equity Portfolio and the Federated Utility Portfolio. The Lexington Emerging Markets Portfolio is currently the only Portfolio of the Emerging Markets Fund available to the Separate Account. The Lexington Natural Resources Portfolio is currently the only Portfolio of the Lexington Natural Resources Trust available to the Separate Account. There are currently two Portfolios available to the Separate Account under the American Century Variable Portfolios, Inc.: the American Century VP Balanced Portfolio and the American Century VP International Portfolio. Each Portfolio of the Trust and the Funds has different investment objectives. Owners bear the investment risk for all amounts allocated to the Separate Account. For more information on the Trust and each of the Funds and their respective Portfolios, please see "SAFECO Resource Series Trust," "Federated Insurance Series," "Lexington Emerging Markets Fund, Inc.," "Lexington Natural Resources Trust," "American Century Variable Portfolios, Inc." and the Prospectuses for the Trust and the Funds which accompany and should be read with this Prospectus.

Within ten (10) days of the date of receipt of the Contract by the Owner, or a longer period as may be required by the state of issuance, it may be returned by delivering or mailing it to First SAFECO at its Annuity Service Office or to the agent through whom it was purchased. When the Contract is received by First SAFECO, it will be voided as if it had never been in force and First SAFECO will refund the greater of the Purchase Payments or the Contract Value computed at the end of the Valuation Period during which the Contract is received by First SAFECO. Initial Purchase Payments are allocated to the appropriate Sub-Account(s) in accordance with the election made by the Owner in the Application. First SAFECO reserves the right, however, to allocate all initial Purchase Payments to the SAFECO Resource Money Market Sub-Account until the expiration of fifteen (15) days from the date the first Purchase Payment is received (except for any Purchase Payment to be allocated to the Fixed Account as elected by the Owner). If First SAFECO chooses to automatically allocate Purchase Payments to the SAFECO Resource Money Market Sub-Account, First SAFECO will refund the greater of Purchase Payments or the Contract Value. Upon the expiration of the fifteen day period, the Sub-Account Value of the SAFECO Resource Money Market Sub-Account will be allocated to the appropriate Sub-Account(s) in accordance with the election made by the Owner in the Application. Various charges and deductions from Purchase Payments and the Separate Account are described below.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a Withdrawal of all or a portion of the Contract Value. The Contingent Deferred Sales Charge is imposed on Withdrawals made in the first eight (8) Contract Years and is assessed as a percentage of the amount withdrawn. The maximum Contingent Deferred Sales Charge is 8% of the amount withdrawn. An Owner may make Withdrawals in any Contract Year of up to 10% of the Contract Value free from the Contingent Deferred Sales Charge. There are certain other additional instances (for example, like that described in the preceding paragraph) in which this Charge is not applied. (See "Charges and Deductions -- Deduction for Contingent Deferred Sales Charge.") First SAFECO deducts a Withdrawal Charge which is equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal after the first in any Contract Year. (See "Charges and Deductions -- Deduction for Withdrawal Charge.")

There is a deduction made for the Mortality and Expense Risk Charge computed on a daily basis which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates First SAFECO for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge.")

Under certain circumstances, a Transfer Charge may be assessed when an Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the Fixed Account. (See "Charges and Deductions -- Deduction for Transfer Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values with respect to Non-Qualified Contracts. First SAFECO reserves the right to deduct these taxes from Contract Values with respect to Qualified Contracts. (See "Charges and
Deductions -- Deduction for Premium and Other Taxes.")

There are deductions from and expenses paid out of the assets of the Trust and the Funds. See the accompanying Trust and Funds Prospectuses.

There is a ten percent (10%) federal income tax penalty applied to the income portion of any premature distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code) or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status -- Tax-Sheltered Annuities -- Withdrawal Limitations.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract. The issuance of such guidelines may require First SAFECO to impose limitations on an Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect (See "Tax Status -- Diversification").

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and First SAFECO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                                 EXPENSE TABLE

                        FIRST SAFECO SEPARATE ACCOUNT S

The non-SAFECO Fund information in this Expense Table set forth below with respect to the Portfolios was provided to the Separate Account by the Portfolios and such information was not independently verified by the Separate Account.

CONTRACT OWNER TRANSACTION EXPENSES:

DEFERRED SALES LOAD:       Contingent Deferred Sales Charge (as a percentage of
                           amount withdrawn)*:
                           This charge applies to Withdrawals in any Contract
                           Year which exceed 10% of the Owner's Contract Value:

            Contract Year 1                               8% of amount withdrawn
            Contract Year 2                               7% of amount withdrawn
            Contract Year 3                               6% of amount withdrawn
            Contract Year 4                               5% of amount withdrawn
            Contract Year 5                               4% of amount withdrawn
            Contract Year 6                               3% of amount withdrawn
            Contract Year 7                               2% of amount withdrawn
            Contract Year 8                               1% of amount withdrawn
            After Contract Year 8                         0% of amount withdrawn

* While the Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule, total Contingent Deferred Sales Charges collected by First SAFECO will not exceed 8.5% of the Purchase Payments made under the Contract.

WITHDRAWAL CHARGE:      Equal to the lesser of $25 or 2% of the amount withdrawn
                        for each Withdrawal after the first in any Contract
                        Year. Not deducted where the Owner is participating in the Systematic Withdrawal program or is exercising a Settlement Option.

TRANSFER CHARGE:        First 12 Transfers in a Contract Year are free.
                        Thereafter, First SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The charge is not imposed under the Programs, subject to certain requirements. (See "The Programs".)

SEPARATE ACCOUNT ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Fees                                           1.25%
                                                                           ------
  Total Separate Account Annual Expenses                                    1.25%
                                                                           ------

SAFECO RESOURCE SERIES TRUST ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     SAFECO Resource Equity Portfolio                                        .70%
     SAFECO Resource Growth Portfolio                                        .72%
     SAFECO Resource Northwest Portfolio                                     .70%
     SAFECO Resource Bond Portfolio                                          .73%
     SAFECO Resource Money Market Portfolio                                  .62%
     SAFECO Resource Small Company Stock Portfolio                           .85%

  Other Expenses
     SAFECO Resource Equity Portfolio                                        .02%
     SAFECO Resource Growth Portfolio                                        .07%
     SAFECO Resource Northwest Portfolio*                                    .00%
     SAFECO Resource Bond Portfolio*                                         .00%
     SAFECO Resource Money Market Portfolio*                                 .00%
     SAFECO Resource Small Company Stock Portfolio*                          .10%

  Total Trust Annual Expenses (After Reimbursement, if applicable)
     SAFECO Resource Equity Portfolio                                        .72%
     SAFECO Resource Growth Portfolio                                        .79%
     SAFECO Resource Northwest Portfolio                                     .70%
     SAFECO Resource Bond Portfolio                                          .73%
     SAFECO Resource Money Market Portfolio                                  .62%
     SAFECO Resource Small Company Stock Portfolio                           .95%

FEDERATED INSURANCE SERIES ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     Federated High Income Bond Portfolio                                    .00%
     Federated International Equity Portfolio                                .00%
     Federated Utility Portfolio                                             .24%

  Other Expenses**
     Federated High Income Bond Portfolio                                    .80%
     Federated International Equity Portfolio                               1.25%
     Federated Utility Portfolio                                             .61%

  Total Fund Annual Expenses** (After Reimbursement, if applicable)
     Federated High Income Bond II Portfolio                                 .80%
     Federated International Equity II Portfolio                            1.25%
     Federated Utility II Portfolio                                          .85%

LEXINGTON EMERGING MARKETS FUND, INC. ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                                            .85%
  Other Expenses***                                                          .79%
  Total Fund Annual Expenses*** (After Reimbursement, if applicable)        1.64%

LEXINGTON NATURAL RESOURCES TRUST ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                                           1.00%
  Other Expenses****                                                         .42%
  Total Fund Annual Expenses**** (After Reimbursement, if applicable)       1.42%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     American Century VP Balanced Portfolio                                 1.00%
     American Century VP International Portfolio                            1.50%

  Other Expenses
     American Century VP Balanced Portfolio                                 0.00%
     American Century VP International Portfolio                            0.00%

  Total Fund Annual Expenses (After Reimbursement, if applicable)
     American Century VP Balanced Portfolio                                 1.00%
     American Century VP International Portfolio                            1.50%

* SAFECO pays all Other Expenses of each Portfolio until a Portfolio's assets reach $20 million. Once a Portfolio's assets exceed $20 million, the Other Expenses of the Portfolio will be paid by such Portfolio.

     During the year ended December 31, 1996, SAFECO paid for or reimbursed all of the Other Expenses of the Northwest, Bond and Money Market Portfolios. Expenses before such reimbursement as a percentage of net assets were as follows:

            SAFECO Resource Northwest Portfolio                             1.11%
            SAFECO Resource Bond Portfolio                                   .87%
            SAFECO Resource Money Market Portfolio                           .90%

      The amounts shown for the Small Company Portfolio are estimated expenses based on the maximum management fee and estimated Other Expenses. SAFECO Asset Management Company (SAM) will pay all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets until such time as the Portfolio's new assets exceed $20 million. Once the Portfolio's net assets exceed $20 million, all of the Other Expenses will be paid by the Portfolio. For the fiscal year ending December 31, 1997, the estimated Other Expenses for the Small Company Portfolio are expected to total .35%.

** First SAFECO has entered into a Participation Agreement with the Federated Insurance Series in connection with the Separate Account's investment in the shares of the Federated Insurance Series. Other Participating Insurance Companies have entered into similar Participation Agreements with the Federated Insurance Series. For the one year ended December 31, 1996, the adviser voluntarily waived or reimbursed expenses as follows: Federated High Income Bond Fund II $322,073, absent reimbursement $557,490; Federated Utility Fund II $412,159, absent reimbursement $660,217; Federated International Equity Fund II $134,034, absent reimbursement $459,841.

*** First SAFECO has entered into a Participation Agreement with the Lexington Emerging Markets Fund in connection with the Separate Account's investment in the shares of the Lexington Emerging Markets Fund. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Emerging Markets Fund. For the period May 1, 1996 through April 30, 1997, the adviser voluntarily limited management and operating expenses to a maximum of 1.75%. Beginning May 1, 1997, the adviser will no longer reimburse the Fund to the extent that management and operating expenses exceed 1.75%. For the one year ended December 31, 1996, the adviser voluntarily waived or reimbursed expenses as follows: Lexington Emerging Markets Fund $101,886, absent reimbursement $384,200.

**** First SAFECO has entered into a Participation Agreement with the Lexington
     Natural Resources Trust in connection with the Separate Account's investment in the shares of the Lexington Natural Resources Trust. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Natural Resources Trust.

Examples for SAFECO Resource Equity Sub-Account         Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 94       $121       $148       $ 230
Assuming annuitization at end of period...............   $ 20       $ 62       $106       $ 230
Assuming no withdrawal................................   $ 20       $ 62       $106       $ 230

   Examples for SAFECO Resource Growth Sub-Account      Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 95       $123       $151       $ 237
Assuming annuitization at end of period...............   $ 21       $ 64       $110       $ 237
Assuming no withdrawal................................   $ 21       $ 64       $110       $ 237

Examples for SAFECO Resource Money Market Sub-Account   Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 93       $118       $143       $ 219
Assuming annuitization at end of period...............   $ 19       $ 59       $101       $ 219
Assuming no withdrawal................................   $ 19       $ 59       $101       $ 219

  Examples for SAFECO Resource Northwest Sub-Account    Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 94       $120       $147       $ 227
Assuming annuitization at end of period...............   $ 20       $ 61       $105       $ 227
Assuming no withdrawal................................   $ 20       $ 61       $105       $ 227

    Examples for SAFECO Resource Bond Sub-Account       Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 94       $121       $149       $ 231
Assuming annuitization at end of period...............   $ 20       $ 62       $107       $ 231
Assuming no withdrawal................................   $ 20       $ 62       $107       $ 231

Examples for SAFECO Resource Small Company Stock
------------------------------------------------------
Sub-Account                                             Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 96       $127       $159       $ 253
Assuming annuitization at end of period...............   $ 22       $ 69       $118       $ 253
Assuming no withdrawal................................   $ 22       $ 69       $118       $ 253

Examples for Federated High Income Bond II Sub-Account  Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 95       $123       $152       $ 238
Assuming annuitization at end of period...............   $ 21       $ 64       $110       $ 238
Assuming no withdrawal................................   $ 21       $ 64       $110       $ 238

    Examples for Federated International Equity II
                     Sub-Account                        Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 99       $136       $174       $ 284
Assuming annuitization at end of period...............   $ 25       $ 78       $133       $ 284
Assuming no withdrawal................................   $ 25       $ 78       $133       $ 284

    Examples for Federated Utility II Sub-Account       Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 95       $125       $154       $ 243
Assuming annuitization at end of period...............   $ 21       $ 66       $113       $ 243
Assuming no withdrawal................................   $ 21       $ 66       $113       $ 243

 Examples for Lexington Emerging Markets Sub-Account    Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $103       $147       $192       $ 322
Assuming annuitization at end of period...............   $ 29       $ 89       $152       $ 322
Assuming no withdrawal................................   $ 29       $ 89       $152       $ 322

 Examples for Lexington Natural Resources Sub-Account   Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $101       $141       $182       $ 300
Assuming annuitization at end of period...............   $ 27       $ 83       $142       $ 300
Assuming no withdrawal................................   $ 27       $ 83       $142       $ 300

Examples for American Century VP Balanced Sub-Account   Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $ 97       $129       $162       $ 258
Assuming annuitization at end of period...............   $ 23       $ 70       $120       $ 258
Assuming no withdrawal................................   $ 23       $ 70       $120       $ 258

    Examples for American Century VP International
                     Sub-Account                        Year 1     Year 3     Year 5     Year 10
------------------------------------------------------  ------     ------     ------     -------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period..................   $101       $143       $186       $ 308
Assuming annuitization at end of period...............   $ 28       $ 85       $145       $ 308
Assuming no withdrawal................................   $ 28       $ 85       $145       $ 308

The information in the "Examples" is estimated and provided to assist the potential Owner in understanding the various costs and expenses charged to an Owner's Contract Value either directly or indirectly and reflects expenses of the Separate Account, the Trust and the Fund. The Examples do not reflect premium taxes which may be applicable. Contingent Deferred Sales Charges may be waived in certain circumstances. For additional information, see "Charges and Deductions" in this Prospectus for the Separate Account, "Management of the Trust" in the Prospectus for the Trust, "Federated Insurance Series Information" in the Prospectus for the Federated Insurance Series, "Management of the Fund" in the Prospectus for the Lexington Emerging Markets Fund, "Investment Adviser, Sub-Adviser and Distributor" in the Prospectus for the Lexington Natural Resources Trust and "Financial Highlights" in the Prospectus for the American Century Variable Portfolios, Inc.

THE INFORMATION ABOVE IS NOT INTENDED TO BE REPRESENTATIVE OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                      SCHEDULE OF ACCUMULATION UNIT VALUES
                        FIRST SAFECO SEPARATE ACCOUNT S

First SAFECO Separate Account S has not, as yet, issued any contracts. Therefore, there is no schedule of accumulation unit values at this time.

                              FINANCIAL STATEMENTS

The financial statements for First SAFECO are contained in the Statement of Additional Information which is available at no charge by calling 1-800-878-2041 or writing to the Annuity Service Office address on the cover.

                            PERFORMANCE INFORMATION

In advertisements, the "yield," "effective yield," "total return" and "average annual total return" of the Sub-Accounts may be quoted.

ALL SUB-ACCOUNTS (OTHER THAN SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT)

"Yield" is the annualization on a 360-day basis of net income per unit over a 30-day period divided by the accumulation unit value on the last day of the period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 30-day period. The income is then annualized by assuming that the income generated during the 30-day period continues to be generated each month for a 12-month period and is shown as a percentage of the investment. Yield figures will not include any applicable Contingent Deferred Sales Charge.

"Total return" is the total percentage change in the unit value of an investment over a stated period of time. "Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Both total return and average annual total return assume the reinvestment of dividend and capital gains distributions.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and include the Contingent Deferred Sales

Charge. From time to time, non-standardized total return figures may accompany the standardized figures. Although certain Sub-Accounts may be new and therefore have no investment performance history in the Separate Account, hypothetical performance may be calculated based on the respective portfolios' historical performance prior to its availability in the Separate Account. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

"Yield" is the annualization on a 365-day basis of the SAFECO Resource Money Market Sub-Account's net income over a 7-day period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 7-day period. The income is then annualized by assuming that the income generated during the 7-day period continues to be generated each week for a 52-week period and is shown as a percentage of the investment.

"Effective yield" is the annualization, on a 365-day basis, of the Sub-Account's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

As explained above, yield figures will not include any applicable Contingent Deferred Sales Charge.

For the SAFECO Resource Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield. "Total return" is the total percentage change in the unit value of an investment over a stated period of time and "average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Non-standardized total return and average annual total return figures for the SAFECO Resource Money Market Portfolio may be calculated in a variety of ways, as described above.

RANKINGS

In addition to these performance figures, the Sub-Accounts may advertise rankings as provided by the Lipper Variable Insurance Products Performance Analysis Service published by Lipper Analytical Services, Inc. which monitors separate account performance for variable annuity products such as the Contracts, the VARDS Report which is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. or the Variable Annuity Performance Report published by Morningstar, Inc. which is also a monthly analysis of variable annuity performance. Rankings provided by these sources may or may not include all applicable charges.

Performance figures and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

                                  FIRST SAFECO

First SAFECO is a stock life insurance company which was organized under the laws of the state of New York on April 23, 1987. First SAFECO writes individual and group life, accident and health insurance and annuities. First SAFECO is licensed to do business in the state of New York. First SAFECO is a wholly-owned subsidiary of SAFECO Life Insurance Company which is a part of SAFECO Corporation, a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses. The home office of First SAFECO is located at 6700 Old Collamer Road, East Syracuse, New York 13057.

                              THE SEPARATE ACCOUNT

The Board of Directors of First SAFECO adopted a resolution to establish a segregated asset account pursuant to New York insurance law on February 2, 1995. This segregated asset account has been designated First SAFECO Separate Account
S. First SAFECO has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are the property of First SAFECO. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business First SAFECO may conduct. Income, gains and losses, whether or not realized, are in accordance with the Contracts credited to or charged against the Separate Account without regard to other income, gains or losses of First SAFECO. First SAFECO's obligations arising under the Contracts are general corporate obligations. The investments of the Separate Account will be valued at their fair market value in accordance with the procedures approved by the Board of Directors of First SAFECO and the Separate Account committee.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one of the Portfolio(s) of the Trust or the Funds. Currently there are six SAFECO Resource Portfolios available under the Trust: the SAFECO Resource Equity Portfolio, SAFECO Resource Growth Portfolio, SAFECO Resource Northwest Portfolio, SAFECO Resource Bond Portfolio, SAFECO Resource Money Market Portfolio and SAFECO Resource Small Company Stock Portfolio. Currently there are three Portfolios available under the Federated Insurance
Series: the Federated High Income Bond Portfolio, the Federated International Equity Portfolio and the Federated Utility Portfolio. The Lexington Emerging Markets Portfolio is currently the only Portfolio of the Emerging Markets Fund available to the Separate Account. The Lexington Natural Resources Portfolio is currently the only Portfolio of the Lexington Natural Resources Trust available to the Separate Account. There are two Portfolios available under the American Century Variable Portfolios, Inc.: the American Century VP Balanced Portfolio and the American Century VP International Portfolio. There is no assurance that the investment objective of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

SAFECO RESOURCE EQUITY SUB-ACCOUNT

The investment objective of the SAFECO Resource Equity Sub-Account is to seek long-term growth of capital and reasonable current income.

The SAFECO Resource Equity Sub-Account invests in the SAFECO Resource Equity Portfolio. To pursue its investment objective, the SAFECO Resource Equity Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks. Fixed-Income securities may be purchased in accordance with business and financial conditions.

SAFECO RESOURCE GROWTH SUB-ACCOUNT

The investment objective of the SAFECO Resource Growth Sub-Account is to seek growth of capital and the increased income that ordinarily follows from such growth.

The SAFECO Resource Growth Sub-Account invests in the SAFECO Resource Growth Portfolio. To pursue its investment objective, the SAFECO Resource Growth Portfolio will ordinarily invest a preponderance of its assets in common stocks selected primarily for potential appreciation. To determine those common stocks which have the potential for long-term growth, SAFECO Asset Management Company, the Trust's investment adviser, will evaluate the issuer's financial strength, quality of management and earnings power.

SAFECO RESOURCE NORTHWEST SUB-ACCOUNT

The investment objective of the SAFECO Resource Northwest Sub-Account is to seek long-term growth of capital through investing primarily in Northwest companies.

The SAFECO Resource Northwest Sub-Account invests in the SAFECO Resource Northwest Portfolio. To pursue its investment objective, the SAFECO Resource Northwest Portfolio will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Washington, Alaska, Idaho, Oregon or Montana.

The SAFECO Resource Northwest Portfolio will ordinarily invest its assets in shares of common stock selected primarily for potential long-term appreciation. The SAFECO Resource Northwest Portfolio may also occasionally invest in securities convertible into common stock.

SAFECO RESOURCE BOND SUB-ACCOUNT

The investment objective of the SAFECO Resource Bond Sub-Account is to seek as high a level of current income as is consistent with the relative stability of capital.

The SAFECO Resource Bond Sub-Account invests in the SAFECO Resource Bond Portfolio. To pursue its investment objective, the SAFECO Resource Bond Portfolio invests primarily in medium-term debt securities. Although the SAFECO Resource Bond Portfolio does not intend to purchase below investment grade bonds during the coming year, it may hold up to 20% of total assets in bonds which are downgraded after purchase to below investment grade quality by Standard & Poor's Corporation or Moody's Investors Service, Inc. Below investment grade bonds are commonly referred to as high-yield or "junk" bonds and have special risks associated with them. See the Trust's Prospectus and Statement of Additional Information for more information.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

The investment objective of the SAFECO Resource Money Market Sub-Account is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market investments maturing in thirteen months or less.

The SAFECO Resource Money Market Sub-Account invests in the SAFECO Resource Money Market Portfolio which seeks to maintain a net asset value per share of $1.00. SHARES OF THE SAFECO RESOURCE MONEY MARKET PORTFOLIO ARE NEITHER INSURED, NOR GUARANTEED, BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE SAFECO RESOURCE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SAFECO RESOURCE SMALL COMPANY STOCK SUB-ACCOUNT

The investment objective of the SAFECO Resource Small Company Stock Sub-Account is to seek long-term growth of capital through investing primarily in small-sized companies.

The SAFECO Resource Small Company Stock Sub-Account invests in the SAFECO Resource Small Company Stock Portfolio. The Small Company Stock Portfolio will pursue its investment objective by investing at least 65% of its total assets in common stock and preferred stock of small-sized companies with total market capitalization of less than $1 billion.

FEDERATED HIGH INCOME BOND II SUB-ACCOUNT

The investment objective of the Federated High Income Bond II Sub-Account is to seek high current income.

The Federated High Income Bond II Sub-Account invests in the Federated High Income Bond Portfolio. To pursue its investment objective, the Federated High Income Bond Portfolio invests primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Federated High Income Bond Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed-income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

FEDERATED INTERNATIONAL EQUITY II SUB-ACCOUNT

The investment objective of the Federated International Equity II Sub-Account is to seek to obtain a total return on its assets.

The Federated International Equity II Sub-Account invests in the Federated International Equity Portfolio. To pursue its investment objective, the Federated International Equity Portfolio invests in a diversified portfolio of equity securities issued by non-U.S. issuers. The Federated International Equity Portfolio will invest at least 65% of its total assets, and under normal market conditions substantially all of its assets, in equity securities of issuers located in at least three different countries outside of the United States. The equity securities will be selected primarily for superior growth potential and to reduce portfolio volatility. The Federated International Equity Portfolio may purchase sponsored or unsponsored American Depository Receipts, Global Depository Receipts, and European Depository Receipts; corporate and government fixed income securities of issuers outside of the United States; convertible securities; and options and financial futures contracts. While the Federated International Equity Portfolio primarily invests in dividend-paying equity securities of established companies that appear to have growth potential, it may as a temporary defensive position, shift its emphasis to such other securities if such investments appear to offer potential higher return.

FEDERATED UTILITY II SUB-ACCOUNT

The investment objective of the Federated Utility II Sub-Account is to seek high current income and moderate capital appreciation.

The Federated Utility II Sub-Account invests in the Federated Utility Portfolio. To pursue its investment objective, the Federated Utility Portfolio invests primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Under normal market conditions, the Federated Utility Portfolio invests at least 65% of its total assets in securities of utility companies.

LEXINGTON EMERGING MARKETS SUB-ACCOUNT

The investment objective of the Lexington Emerging Markets Sub-Account is to seek long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.

The Lexington Emerging Markets Sub-Account invests in the Lexington Emerging Markets Portfolio. To pursue its investment objective, the Lexington Emerging Markets Portfolio invests primarily in emerging country and emerging market equity securities of all types of common stocks and equivalents (the following constitute equivalents: convertible debt securities and warrants), although the Portfolio also may invest in preferred stocks, bonds, and money market instruments of foreign and domestic companies, the U.S. government, and its agencies. The Lexington Emerging Markets Portfolio, under normal conditions, will invest at least 65% of its total assets in emerging country and emerging market equity securities in at least three countries outside of the U.S. and at all times will invest in a minimum of three countries outside of the U.S. Investments in emerging country equity securities are not subject to a maximum limit, and it is the intention of the Lexington Emerging Markets Portfolio's adviser to invest substantially all of the Portfolio's assets in such securities. For purposes of its investment objective, the Lexington Emerging Markets Portfolio considers emerging country equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing, and the Portfolio also may invest in equity securities and equivalents, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries and emerging markets or sales made in such countries.

LEXINGTON NATURAL RESOURCES SUB-ACCOUNT

The investment objective of the Lexington Natural Resources Sub-Account is to seek long-term growth of capital through investing primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

The Lexington Natural Resources Sub-Account invests in the Lexington Natural Resources Portfolio. To pursue its investment objective, the Lexington Natural Resources Portfolio seeks to identify securities of companies that, in its management's opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. The Lexington Natural Resources Portfolio will consider a company to have substantial natural resource assets when, in its management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company, which, generally, is when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Up to 25% of the Lexington Natural Resources Portfolio's total assets may be invested in securities principally traded in markets outside the U.S.

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT

The investment objective of the American Century VP Balanced Sub-Account is capital growth and current income. The American Century VP Balanced Sub-Account invests in the American Century VP Balanced Fund. To pursue its investment objective with regard to the equity portion of the portfolio, the American Century VP Balanced Fund invests primarily in common stocks, including securities convertible into common stocks and other equity equivalents and other securities that meet certain standards, and have better-than-average potential for appreciation. Management of the American Century VP Balanced Fund intends to maintain approximately 60% of its assets in such securities, regardless of the movement of stock prices. Management intends to maintain approximately 40% of its assets in fixed income securities, with a minimum of 25% of that amount in fixed income senior securities. The fixed income securities will be chosen based on their level of income production and price stability.

The American Century VP Balanced Fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in U.S. currency. These may include obligations of the U.S. Government (Treasury Bills, Treasury notes, and U.S. Government Bonds supported by the full faith and credit of the United States, its agencies and instrumentalities), corporate securities (bonds, notes, preferred and convertible issues), and sovereign government, municipal, mortgage-related and other asset-backed securities.

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT

The investment objective of the American Century VP International Sub-Account is capital growth. The American Century VP International Sub-Account invests in the American Century VP International Fund. To pursue its investment objective, the American Century VP International Fund invests primarily in securities of foreign companies that meet certain standards that have potential for appreciation. The American Century VP International Fund will invest primarily in common stocks of such companies, including depositary receipts for common stocks and other equity equivalents. The American Century VP International Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. Under normal conditions, the American Century VP International Fund will invest at least 65% of its assets in common stocks or other equity equivalents from at least three countries outside the United States. When management believes that the total capital growth potential or other securities equals or exceeds the potential return of common stocks, it may invest up to 35% of its assets in such other securities.

In order to achieve maximum investment flexibility, the American Century VP International Fund has not established geographic limits on asset distribution on either a country-by-country or region-by-region basis. Management expects to invest both in issuers whose principal place of business is located in countries with developed economies and in countries with less developed economies. The principal criterion for inclusion of a security in the fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's investment manager, to achieve better-than-average appreciation.

The other securities in which the American Century VP International Fund may invest are convertible securities, preferred stocks, bonds, notes and debt securities of companies, obligations of domestic and foreign governments and their agencies.

                          SAFECO RESOURCE SERIES TRUST

The Trust has been established to act as one of the funding vehicles for the Contracts offered. The investment adviser to the Trust is SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington. The Trust is an open-end, diversified, management investment company.

                           FEDERATED INSURANCE SERIES

The Federated Insurance Series is one of the funding vehicles for the Contracts offered. The investment adviser to the Federated Insurance Series is Federated Advisers, Federated Investors Tower, Pittsburgh, Pennsylvania. The Federated Insurance Series is an open-end, diversified management investment company.

                     LEXINGTON EMERGING MARKETS FUND, INC.

The Lexington Emerging Markets Fund is one of the funding vehicles for the Contracts offered. The investment adviser to the Lexington Emerging Markets Fund is Lexington Management Corporation, P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey. The Lexington Emerging Markets Fund is an open-end, diversified management investment company.

                       LEXINGTON NATURAL RESOURCES TRUST

The Lexington Natural Resources Trust is one of the funding vehicles for the Contracts offered. The investment adviser to the Lexington Natural Resources Trust is Lexington Management Corporation, P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey. The Lexington Natural Resources Trust is an open-end, non-diversified management investment company.

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

The American Century Variable Portfolios, Inc. is one of the funding vehicles for the Contracts offered. The investment adviser to the American Century Variable Portfolios, Inc. is American Century Investment Management, Inc., PO Box 419385, Kansas City, Missouri. The American Century Variable Portfolios, Inc. is an open-end management investment company.

WHILE A BRIEF SUMMARY OF THE INVESTMENT OBJECTIVES OF EACH PORTFOLIO IS SET FORTH ABOVE, MORE COMPREHENSIVE INFORMATION IS FOUND IN THE CURRENT RESPECTIVE TRUST OR FUND PROSPECTUS. THE TRUST AND FUNDS' PROSPECTUSES ARE ATTACHED AND ACCOMPANY THIS PROSPECTUS. ALL DOCUMENTS SHOULD BE READ TOGETHER AND CAREFULLY BEFORE INVESTING. AN ADDITIONAL PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE TRUST AND ANY OF THE FUNDS CAN BE OBTAINED BY CALLING THE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS OR WRITING TO THE ADDRESS OF THE ANNUITY SERVICE OFFICE LISTED THERE. ADDITIONAL PORTFOLIOS MAY BE ESTABLISHED BY THE TRUST AND THE FUNDS FROM TIME TO TIME AND MAY BE MADE AVAILABLE TO OWNERS. IN ADDITION, CERTAIN EXISTING PORTFOLIOS OF THE FUNDS, WHICH ARE NOT CURRENTLY BEING MADE AVAILABLE, MAY BE MADE AVAILABLE TO OWNERS IN THE FUTURE.

                                 VOTING RIGHTS

In accordance with its view of present applicable law, First SAFECO will vote the shares of the Trust and the Funds held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. First SAFECO will vote shares it owns for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither the Trust nor the Funds hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by First SAFECO not more than sixty (60) days prior to the meeting of the Trust or the Funds. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting with respect to the Trust and at least ten (10) days prior to such meeting with respect to the Funds.

The Trust and the Funds are intended to be the funding vehicles for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies which may or may not be affiliated and in compliance with certain regulatory requirements. The Trust and the Funds currently do not foresee any disadvantages to the Owners arising from the fact that the interests of the holders of the variable annuity contracts and the variable life insurance policies may differ. Nevertheless, the Trusts' and the Funds' Directors and Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto.

                           SUBSTITUTION OF SECURITIES

If the shares of the Trust or the Funds (or any Portfolio within the Trust or the Funds) should no longer be available for investment by the Separate Account or, if in the judgment of First SAFECO, further investment in such shares should become inappropriate in view of the purpose of the Contracts, First SAFECO may substitute shares of another mutual fund (or Portfolio within the Trust or the Funds) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                             PURCHASING A CONTRACT

PURCHASE PAYMENTS

The Contracts are purchased under a single purchase payment plan. The initial Purchase Payment is due on the Contract Date. Subsequent Purchase Payments may only be made within the first six (6) months after the Contract Date. The minimum initial Purchase Payment is $50,000 and the minimum subsequent Purchase Payment is $250. Subject to these minimums, the Owner may increase or decrease or change the frequency of subsequent Purchase Payments. First SAFECO reserves the right to reject any Application or Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS

The allocation of the initial Purchase Payment is elected by the Owner in the Application. Unless the Owner elects otherwise, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of the Purchase Payments is subject to the terms and conditions imposed by First SAFECO. Under certain circumstances, Purchase Payments which have been designated by prospective purchasers to be allocated to Sub-Accounts other than the SAFECO Resource Money Market Sub-Account, may be initially allocated to the SAFECO Resource Money Market Sub-Account. (See "Highlights.") For each Sub-Account, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units in a Sub-Account credited to the Contract is determined by dividing each Net Purchase Payment by the value of an Accumulation Unit for that Sub-Account. Purchase Payments allocated to the Fixed Account are credited in dollars.

If the Application for a Contract is in good order, First SAFECO will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, First SAFECO will attempt to get it in good order or First SAFECO will return the Application and the Purchase Payment within five (5) business days. First SAFECO will not retain a Purchase Payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser. For subsequent Purchase Payments in good order, First SAFECO will apply the Net Purchase Payment to the Separate Account and credit the Owner's Contract with Accumulation Units during the next Valuation Period after the Purchase Payment was received.

ACCUMULATION UNIT

Purchase Payments allocated to the Separate Account and amounts transferred to or within the Separate Account are converted into Accumulation Units. This is done by dividing each Net Purchase Payment by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payment is allocated to the Sub-Account or the transfer is made. Accumulation Units for each Sub-Account are valued separately. The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the Sub-Account, as of the immediately preceding Valuation Period, by the Net Investment Factor for the current Valuation Period. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is the net result of:

        (i) The net asset value per share of the Portfolio, determined as of the current Valuation Period, plus

        (ii) The per share amount of any dividend or capital-gain distribution made by the Portfolio if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

        (iii) A per share credit or charge, which is determined by First SAFECO, for changes in tax reserves resulting from investment operations of the Sub-Account.

     (b) is the net result of:

        (i) The net asset value per share of the Portfolio determined as of the immediately preceding Valuation Period, plus or minus

        (ii) The per share credit or charge for any changes in tax reserves for the immediately preceding Valuation Period.

     (c) is the percentage factor equal to the Mortality and Expense Risk Charge. Such factor is equal on an annual basis to a percentage of the average daily net asset value of the Sub-Account.

The Net Investment Factor may be greater or less than one. Therefore, the Accumulation Unit value may increase or decrease.

PRINCIPAL UNDERWRITER

Currently, SAFECO Securities, Inc. (SSI) acts as the principal underwriter of the Contracts. SSI has its business address at SAFECO Plaza, Seattle, Washington 98185. Prior to April 29, 1994, PNMR Securities, Inc. (PNMR), SAFECO Plaza, Seattle, Washington 98185, acted as the principal underwriter of the Contracts. SSI and PNMR are wholly-owned subsidiaries of SAFECO Corporation and therefore are affiliates of First SAFECO. The Contracts are offered on a continuous basis.

                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Purchase Payments, Contract Values, the Separate Account and the Fixed Account. These charges and deductions are:

DEDUCTION FOR PREMIUM AND OTHER TAXES

Any premium taxes or other taxes levied by any governmental entity which First SAFECO, in its sole discretion, determines have resulted from the establishment or maintenance of the Contract or any portion of the Contract, or from the investment experience of the Separate Account, or from the receipt by First SAFECO of Purchase Payments or from the commencement of annuity payments will be deducted from the Contract Value with respect to Non-Qualified Contracts. First SAFECO reserves the right to deduct these taxes from Contract Values with respect to Qualified Contracts. Premium taxes currently imposed by certain states on the type of Contracts offered hereby range from 0% to 4%. Some states assess their premium taxes at the time Purchase Payments are made; others assess their premium taxes at the time annuity payments commence. Premium taxes are subject to change or amendment by state legislatures, administrative interpretations or judicial acts. Such premium taxes will depend on, among other things, the classification of the Contract by the states, the status of First SAFECO within such state and the insurance tax laws of such state. These taxes are deducted first from the SAFECO Resource Money Market Sub-Account. In the event there are no Accumulation Units in the SAFECO Resource Money Market Sub-Account or not enough in value to pay for these taxes, the balance of deductions necessary is then taken from the SAFECO Resource Bond Sub-Account, the Federated Utility II Sub-Account, the Federated High Income Bond II Sub-Account, the American Century VP Balanced Sub-Account, the Lexington Natural Resources Sub-Account, the American Century VP International Sub-Account, the Federated International Equity II Sub-Account, the Lexington Emerging Markets Sub-Account, the SAFECO Resource Equity Sub-Account, the SAFECO Resource Northwest Sub-Account, the SAFECO Resource Growth Sub-Account, the SAFECO Resource Small Company Stock Sub-Account and finally from the Fixed Account.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

First SAFECO deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by First SAFECO arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Owner, to waive Contingent Deferred Sales Charges in the event of the death of the Owner and to guarantee the payment of the greater of the Guaranteed Minimum Death Benefit or the Contract Value upon death of the Owner.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by First SAFECO. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to First SAFECO. First SAFECO expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by First SAFECO and cannot be increased.

DEDUCTION FOR CONTINGENT DEFERRED SALES CHARGE

In certain situations that an Owner withdraws all or a portion of his or her Contract Value, a Contingent Deferred Sales Charge (sales load) is deducted from the Withdrawal. This charge reimburses First SAFECO for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge is imposed on Withdrawals made in the first eight (8) Contract Years. The Contract describes the situations where the Contingent Deferred Sales Charge does not apply. Some of these situations are:
(i) on Transfers between Sub-Accounts, (ii) on the sum of Withdrawals taken in any Contact Year which does not exceed 10% of the Contract Value, (iii) on Withdrawals made under a Settlement Option, (iv) on Systematic Withdrawals over the life expectancy of the Owner or the joint life expectancy of the Owner and Beneficiary, (v) on Withdrawals made pursuant to the death of the Owner, or (v) on Transfers from a Sub-Account to the Fixed Account or on certain Transfers from the Fixed Account to a Sub-Account. (See "Withdrawals and Transfers" and "The Programs.")

The amount of the Contingent Deferred Sales Charge will be based on the following:

                                            Contingent Deferred Sales Charge
                Contract Year             as a Percentage of Amount Withdrawn
                ------------------------  ------------------------------------
                  1                              8% of amount withdrawn
                  2                              7% of amount withdrawn
                  3                              6% of amount withdrawn
                  4                              5% of amount withdrawn
                  5                              4% of amount withdrawn
                  6                              3% of amount withdrawn
                  7                              2% of amount withdrawn
                  8                              1% of amount withdrawn
                  After Contract Year 8          0% of amount withdrawn

The Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule. However, total Contingent Deferred Sales Charges collected by First SAFECO will not exceed 8.5% of the Purchase Payments made under a Contract.

The commissions paid to registered representatives on the sale of Contracts are not more than 5.8% of the Purchase Payments. Noncash compensation may include accrual of conference travel credits and prizes. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, First SAFECO may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Premium, to make up any difference.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by First SAFECO after examination of all the relevant factors such as:

     1. The total amount of Purchase Payments to be received. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     2. Any prior or existing relationship with First SAFECO. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     3. There may be other circumstances, of which First SAFECO is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, First SAFECO determines that there will be a reduction in sales expenses, First SAFECO may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of First SAFECO or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR WITHDRAWAL CHARGE

First SAFECO deducts a Withdrawal Charge which is equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal (whether it be a partial Withdrawal or a complete Withdrawal) after the first in any Contract Year. No Withdrawal Charge is deducted where the Owner is participating in the Periodic Withdrawal Program subject to certain limitations (see "The Programs") or is exercising a Settlement Option.

DEDUCTION FOR TRANSFER CHARGE

An Owner may make up to twelve (12) Transfers annually without the imposition of any fee or charge. If more than twelve (12) Transfers have been made in a Contract Year, First SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. Specific requirements may apply to transfers under the Programs. (See "The Programs.")

OTHER EXPENSES

There are other deductions from and expenses paid out of the assets of the Trust and the Funds which are described in the accompanying Trust and Funds Prospectuses. First SAFECO may receive compensation from the investment advisers or administrators of the Available Funds consistent with the administrative services rendered to such entities.

                           RIGHTS UNDER THE CONTRACT

OWNER, ANNUITANT AND BENEFICIARY

The Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Owner. The Annuitant is the person on whose life Annuity payments are based and is the person designated in the Application, unless changed.

The Owner may designate a Beneficiary in the Application to receive any proceeds payable due to the death of the Owner. Unless the Owner provides otherwise, the death benefit will be paid in equal shares to all surviving primary Beneficiaries. If the Owner has not provided otherwise and there are no surviving primary Beneficiaries, the death benefit will be paid in equal shares to all surviving contingent Beneficiaries. If the Owner has not provided otherwise and there are no surviving primary or contingent Beneficiaries, the death benefit will be paid to the estate of the Owner.

If the Owner has made an irrevocable Beneficiary designation, no change of Beneficiary is permitted. If the Owner has not made an irrevocable Beneficiary designation, the Owner may file a signed request with First SAFECO to change the Beneficiary designation. The change of Beneficiary will be effective upon recording by First SAFECO at its Home Office. First SAFECO shall not be liable for any payments made or other action taken by First SAFECO before the change in Beneficiary was recorded by First SAFECO at its Home Office. A recorded change of Beneficiary will revoke any prior Beneficiary designations. First SAFECO will pay any death proceeds to the most recently recorded Beneficiary.

MISSTATEMENT OF AGE

First SAFECO may require proof of the age of the Annuitant before making any Life Annuity payment provided for by the Contract. If the age of the Annuitant has been misstated, the amount payable will be the amount that the Contract Value would have provided at the correct age. Once Annuity payments have begun, any underpayments will be made up in one sum with the next Annuity payment. Any overpayment will be deducted from future Annuity payments until the total is repaid.

EVIDENCE OF SURVIVAL

If any benefits under the Contracts are contingent upon the Annuitant being alive on a given date, First SAFECO may require evidence satisfactory to First SAFECO that such condition continues to be met.

CONTRACT SETTLEMENT

Unless otherwise designated in writing by First SAFECO, all sums payable under the Contracts are payable at First SAFECO's Home Office. The Contract must be returned to First SAFECO upon any settlement.

SUBSTITUTE PAYEE

If First SAFECO determines that any person is incapable of personally receiving and giving a valid receipt for any payment due under the Contracts and no claim has been made by a duly appointed guardian, First SAFECO may make such payment to any person or institution that First SAFECO determines has assumed the care and support of such person. Such payment shall completely discharge the liability of First SAFECO with respect to the amount so paid.

ASSIGNMENT

To the extent permitted by law, the Contracts and the benefits or payments under the Contracts are assignable or otherwise transferable.

MODIFICATION OF THE CONTRACTS

The terms and conditions of the Contracts may be amended by written agreement between First SAFECO and the Owner by written endorsement or amendment. All agreements made by First SAFECO will be signed by the President or one of the Vice Presidents. No other person has power on behalf of First SAFECO to amend or modify the Contract, extend any due date, or waive any proof required by the Contract. First SAFECO may unilaterally amend the provisions of the Contract as required to conform to any state or federal law which affects the Contract.

TERMINATION OF CONTRACT

All benefit provisions under the Contract continue in force until the Contract Value is completely Withdrawn. Discontinuance of Purchase Payments will not result in termination of the Contract.

                      ANNUITY AND DEATH BENEFIT PROVISIONS

SELECTION AND CHANGE OF SETTLEMENT OPTIONS

The Owner may select or change the Settlement Option or Annuity Date by written notification to First SAFECO at its Home Office. In order to be effective, the written notification must be received by First SAFECO prior to any Annuity Date previously selected.

PAYMENT OF BENEFITS

First SAFECO will, upon the written direction of the Owner, issue an Annuity or make a cash distribution to any person who is entitled to such benefits. First SAFECO may rely on the written direction of the Owner and shall not be liable because of any failure to question or challenge such direction regarding the issuance of an Annuity or payment of a cash distribution.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments will be paid as monthly installments, except as described below. If the net amount available to apply under any Settlement Option is less than $2,000, First SAFECO shall have the right to pay such amount in a lump sum cash distribution. If Annuity payments would be or become less than $250, First SAFECO shall have the right to change the frequency of payments to such intervals as will result in payments of at least $250.

DEATH OF OWNER PRIOR TO ANNUITY DATE

The Contract provides for a minimum guaranteed death benefit, provided that First SAFECO receives due proof of death in a satisfactory form and election of a Settlement Option prior to six months from the date of the Owner's death. If the due proof of death or the election of a Settlement Option is received later than six months after the date of death of the Owner, First SAFECO provides a death benefit that is subject to change based upon investment experience, as discussed below.

On the Valuation Date following receipt at the Home Office of the due proof of death and election of a Settlement Option before the Annuity Date and while the Contract was in force, First SAFECO generally will pay to the designated Beneficiary a minimum guaranteed death benefit that is the greater of: (i) the Contract Value on the later of the date of receipt of due proof of death or the election of a Settlement Option; or (ii) the last determined minimum guaranteed death benefit.

The initial minimum guaranteed death benefit is equal to the initial Net Purchase Payment. The minimum guaranteed death benefit is reset at each eighth Contract Anniversary ("Eight Year Contract Anniversary") to equal the greater of
(i) the then current Contract Value or (ii) the current minimum guaranteed death benefit. The greater of the two values becomes the new minimum guaranteed death benefit. The minimum guaranteed death benefit is fixed for the remaining duration of the Contract as of the last Eight Year Contract Anniversary preceding the Owner's 72nd birthday.

If the Contract is owned by joint Owners, the minimum guaranteed death benefit, or any other applicable death benefit, is payable only on the death of the elder Owner. Moreover, following the death of the elder Owner, if the joint Owner elects to continue the Contract, there is no further minimum guaranteed death benefit. The death benefit will be the Contract Value, which reflects Net Purchase Payments and withdrawals. Contract Value is subject to change as a result of investment experience.

Each form of minimum guaranteed death benefit is adjusted to reflect Net Purchase Payments and withdrawals. If an Owner makes withdrawals, the minimum guaranteed death benefit is reset to equal the previous minimum guaranteed death benefit multiplied by the ratio of the Contract Value after the withdrawal to the Contract Value before the withdrawal. The recomputed minimum guaranteed death benefit will be used in determining the new minimum guaranteed death benefit at the next Eight Year Contract Anniversary. After the Owner's death, the minimum guaranteed death benefit will be reduced dollar for dollar by any withdrawals by the Beneficiary. The Beneficiary may only make withdrawals at the time of or prior to the election of a Settlement Option.

If due proof of death or the election of a payment option (a Settlement Option or lump sum payment) are made later than six months following the date of the Owner's death, the value as of the six month anniversary of the date of death will apply. Thus, for example, if notification of death is not received until nine (9) months after the date of death, the death benefit under (i) will be calculated as follows:

Upon notification of death, First SAFECO will determine what the Contract Value was on the six-month anniversary of the date of death. Assuming that Contract Value was $90,000 on that date and the last determined minimum guaranteed death benefit was $100,000, First SAFECO will contribute $10,000 to Contract Value as of that date and will guarantee the portion of the Contract Value attributable to First SAFECO's contribution and pay interest thereon at the then prevailing money market rate until the date of election of a payment option. First SAFECO will then calculate the effects of investment experience on the portion of the Contract Value existing on the six-month anniversary of the date of death, and hence, the death benefit will consist of the combined value of the guaranteed and nonguaranteed portions of the Contract Value from that six-month anniversary date to the date of election of a payment option. If on the six-month anniversary of the date of death the Contract Value exceeds the last determined minimum guaranteed death benefit, the entire Contract Value will be subject to market risk from that date to the date of election of a payment option and no portion of the Contract Value will be guaranteed. Any withdrawals made by the Beneficiary prior to electing a payment option will be deducted from the death benefit. The Beneficiary bears the risk and enjoys the rewards of negative or positive investment experience on any nonguaranteed portion of the Contract Value during the period from the six-month anniversary of the date of death and the date of election of a payment option. Beneficiaries should be encouraged to promptly notify First SAFECO of the Owner's death.

In all cases, First SAFECO will pay the Beneficiary a lump sum payment of the death benefit if the election of the Settlement Option is not made within sixty
(60) days of the receipt of due proof of death.

With respect to non-qualified Contracts, if the Owner dies on or after the Annuity Date and before the entire value of the Contract has been distributed, any remaining value must be distributed at least as rapidly as the method of distribution in effect at the time of the Owner's death. If the Owner dies before the Annuity Date, generally the entire value under the Contract must be distributed within five years after the date of the Owner's death or must be distributed over the designated Beneficiary's life or over a period not extending beyond the Beneficiary's life expectancy, in equal or substantially equal payments, with payments beginning within one year of the Owner's death.

DEATH OF ANNUITANT

In the event of the Annuitant's death prior to the Annuity Date, the Owner must designate a new Annuitant. If no designation is made within thirty (30) days of notification to First SAFECO of the death of the Annuitant, the Owner will become the Annuitant. The election of a Settlement Option must be made by the Beneficiary during the sixty (60) day period commencing with the date of First SAFECO's receipt of notice of the Owner's death. If no election is made within the sixty (60) day period, then a single lump sum payment will be made to the Beneficiary. In the event that the Beneficiary is a surviving spouse, the Contract can be continued. Upon the death of a co-Owner, the surviving Owner becomes the designated Beneficiary. Any other named Beneficiary will be a contingent Beneficiary. If the Contract is owned by a non-natural person, the death of the Annuitant will be treated as the death of the Owner.

DEATH OF OWNER AFTER ANNUITY DATE

If the Owner dies on or after a Settlement Option has commenced, payments must continue at least as rapidly as under the method of distribution in effect prior to the Owner's death.

SETTLEMENT OPTIONS

An Annuity may be issued in any of the forms described below, or such other forms which First SAFECO agrees to issue under the Contract. Options (a), (b), and (c) are irrevocable once they have begun. Option (d) is irrevocable for the first eight Contract Years, and then may be changed.

     (a) Variable Life Annuity: Monthly payments are made to the Annuitant commencing on the Annuity Date, if he or she is then living, and the last payment is that payment due immediately on or before the Annuitant's death. No death benefit is payable under this option.

     (b) Variable Life Annuity with 120 or 240 Monthly Payments Guaranteed:
         Monthly payments are made to the Annuitant commencing on the Annuity Date. If at the death of the Annuitant the guaranteed number of payments has not been received by the Annuitant, payments will be made to the Beneficiary for the remainder of the guarantee period. The Beneficiary may elect to have the present value of the guaranteed Annuity remaining as of the date the notice of death is received by First SAFECO commuted at the assumed investment rate of 4% and paid in a single payment.

     (c) Variable Joint and Survivor Life Annuity: Monthly payments are made to the Annuitant commencing on the Annuity Date. After the death of the Annuitant, payments will be continued to the co-annuitant for as long as he or she lives. The written request for this option must specify the percentage value of monthly payments to continue to the co-annuitant.

     (d) Systematic Payment Annuity: A specified number of whole or partial Accumulation Units are liquidated for payment to the Annuitant on a monthly, quarterly, or annual basis. The number to be liquidated during a given year shall be a sufficient number so as to be expected to deplete the Contract over the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and the Beneficiary, with at least 50% of the payments expected to be made during the Annuitant's life. This Option will remain in effect unless the Annuitant subsequently elects to receive payments under another Settlement Option or elects to surrender the Contract after the eighth Contract Year.

If, as of the Annuity Date, a Settlement Option has not been selected, First SAFECO will make payments under Option (b) with 120 monthly payments guaranteed.

Similar fixed annuity Settlement Options are available with respect to the monies held in the Fixed Account.

MORTALITY AND EXPENSE GUARANTEE

First SAFECO guarantees that the dollar amount of each Variable Annuity payment made after the first payment will not be affected by variations in mortality experience or expenses.

                           WITHDRAWALS AND TRANSFERS

WITHDRAWALS

First SAFECO, upon written request to it by the Owner, will allow the Withdrawal of all or a portion of the Contract Value. Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Separate Account or a reduction in the Fixed Account Value in the ratio that the Sub-Account Value and/or the Fixed Account Value bears to the total Contract Value. The Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above-mentioned method of cancellation is desired. First SAFECO will pay the amount of any Withdrawal from the Separate Account within seven (7) days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" below). First SAFECO retains the right to defer the payment of Withdrawals from the Fixed Account for a period of six (6) months after receiving a Withdrawal request. (See also "The Programs.")

The minimum Withdrawal allowed is the lesser of $250 or the Contract Value. If any Withdrawal reduces the remaining balance in a Sub-Account or the Fixed Account to less than $500 the remaining balance will also be withdrawn.

Upon a Withdrawal, the number of Accumulation Units remaining under the Contract will be reduced by the number of such units equal to the total of the Withdrawal, including applicable charges and taxes, including income taxes withheld.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TRANSFERS

An Owner may transfer Contract Values among Sub-Accounts up to twelve (12) times annually without the imposition of any fee or charge. If more than twelve (12) Transfers have been made in a Contract Year, First SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The minimum Transfer from a Sub-Account must be at least $500, except in the case of Automatic Transfers (described below). If the Sub-Account from which the Transfer is being made contains less than $500, or is reduced to less than $500 after a Transfer, the Owner's entire interest in the Sub-Account will be transferred. The minimum Transfer into a Sub-Account must be at least $50.

Upon a Transfer from a Sub-Account, the number of Accumulation Units remaining under that Sub-Account will be reduced by the number of such units equal to the total of the requested Transfer, including applicable charges and taxes. Transfers will be effected during the Valuation Period next following receipt by First SAFECO of a written transfer request containing all required information. (See "Transfers by Written Request" below.)

Transfers out of the Fixed Account are limited to a minimum of at least $500 (or, if less, the entire amount in the Fixed Account) and a maximum of 10% of the Contract Value in the Fixed Account in each Contract Year. Transfers into the Fixed Account must be at least $50. In the alternative, an Owner may elect, once per Contract Year, to have pre-established automatic monthly or quarterly transfers made from the Fixed Account. (See "Other Services".)

Transfers also may be effected under certain of the Programs and certain specific limitations on transfers may apply under the Programs.

          TRANSFERS BY WRITTEN REQUEST

          Contract Values may be transferred by writing First SAFECO at the address on the cover page of this Prospectus and specifying the Contract number, the amount to be transferred, and the Sub-Accounts to be effected. The request must be signed by the Owner or a third party to whom the Owner has given appropriate authority. First SAFECO must have a copy of the document granting such authority. Transfers will be effected during the Valuation Period next following receipt by First SAFECO of the written transfer request.

SUSPENSION OF PAYMENTS OR TRANSFERS

First SAFECO reserves the right to suspend or postpone payments for a Withdrawal or Transfer for any period when:

     (i) The New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (ii) Trading on the New York Stock Exchange is restricted, as determined by the rules and regulations of the Securities and Exchange Commission;

     (iii) An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets, as determined by the rules and regulations of the Securities and Exchange Commission; or

     (iv) During any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (ii) and (iii) exist.

                                 OTHER SERVICES

THE PROGRAMS

First SAFECO offers several investment related programs which are available only prior to the Annuity Date: Dollar Cost Averaging; Automatic Transfers; Appreciation or Interest Sweeps; Sub-Account Rebalancing; and Periodic Withdrawal Programs. Certain of the Programs are alternatives with respect to any one Sub-Account; other Programs may be combined. Thus, the Dollar Cost Averaging Program, the Automatic Transfer Program and the Appreciation or Interest Sweep Program are alternatives with respect to the selected Sub-Account, and in all cases with respect to the Fixed Account. However, the Sub-Account Rebalancing Program may be combined with each of the other Programs, but it is not available with respect to the Fixed Account. Under each Program, the related transfers between and among Sub-Accounts and the Fixed Account are not counted as one of the twelve free transfers. However, if an Owner executes an unrelated voluntary transfer from the Sub-Account participating in a Program, other than the Sub-Account Rebalancing Program, the Program will be terminated for the remainder of the Contract Year. In addition, if a Program is terminated before six Program transfers have occurred, the six Program transfers are counted as part of the twelve free transfers. If the balance in a Sub-Account would be less than $500 as a result of a transfer pursuant to one of these Programs, other than the Appreciation or Interest Sweep and Sub-Account Rebalancing Programs, then the entire balance in that Sub-Account will also be transferred. Each of the Programs has its own requirements, as discussed below.

DOLLAR COST AVERAGING PROGRAM

First SAFECO offers a Dollar Cost Averaging Program during the Accumulation Period whereby an Owner may predesignate a portion of any Sub-Account's Contract Value or the Fixed Account's Contract Value to be automatically transferred on a monthly or quarterly basis to one or more of the other Sub-Accounts or to the Fixed Account. The amount to be transferred may be expressed as a set dollar amount or as a percentage of the Contract Value in the selected Sub-Account or the Fixed Account. Transfers from the Fixed Account are subject to a maximum of 1.33% monthly or 4% quarterly of the Contract Value in the Fixed Account at the time of the initial transfer. Upon election of the Dollar Cost Averaging Program the limitations on transfers from the Fixed Account will be calculated. The resultant limitations will apply for the entire duration of participation in this Program. Each Dollar Cost Averaging transfer is subject to a minimum transfer of fifty dollars ($50).

The Dollar Cost Averaging Program is available for Purchase Payments and for Contract Value transferred into any Sub-Account. An Owner may enroll in this Program at the time the Contract is issued or anytime thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to First SAFECO at its Home Office at least ten (10) business days prior to the first business day of the month, which is the date that all Program transfers will be made ("Transfer Date"). This Program must be elected for at least a six (6) month period.

If the Contract Value in the participating Sub-Account or the Fixed Account does not equal or exceed the amount designated to be transferred on each Transfer Date, Dollar Cost Averaging will cease automatically and the remaining amount will be transferred.

Dollar Cost Averaging will terminate when (i) the designated monthly or quarterly amounts of transfers have been completed, (ii) the Owner requests termination in writing and such writing is received at the Home Office at least ten (10) business days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, (iii) the Owner effects any other transfer from the participating Sub-Account or the Fixed Account while the Dollar Cost Averaging Program is in effect, or (iv) the Contract is surrendered. In addition, if any transfer or withdrawal has been made from the Fixed Account during the Contract Year, the Dollar Cost Averaging Program may not be established through the Fixed Account for that Contract Year.

An Owner may initiate, reinstate or change the Dollar Cost Averaging terms by properly completing a new enrollment form and returning it to the Home Office at least ten (10) business days prior to the next Transfer Date such transfer is to be made.

When utilizing Dollar Cost Averaging an Owner may be invested in either a Sub-Account or the Fixed Account and may be invested in any other Sub-Accounts or the Fixed Account at any given time.

AUTOMATIC TRANSFER PROGRAM

The Automatic Transfer Program is identical to the Dollar Cost Averaging Program in all respects other than with regard to the limitations on transfers from the Fixed Account. The limitations on transfers from the Fixed Account are recalculated annually. Transfers from the Fixed Account are limited to 1.5% monthly and 4.5% quarterly.

APPRECIATION OR INTEREST SWEEP PROGRAM

An Owner may enroll in the Appreciation or Interest Sweep Program through either or both the SAFECO Resource Money Market Sub-Account or the Fixed Account. Enrollment is limited to Owners whose total Contract Value is greater than $10,000. Under the Program, if appreciation of Contract Value in the SAFECO Resource Money Market Sub-Account or credited interest earned on Contract Value in the Fixed

Account ("Earnings") is greater than 10%, the Earnings up to 10% of the Contract Value in the Fixed Account or the SAFECO Resource Money Market Sub-Account, respectively, will be transferred to any of the Sub-Accounts, other than the SAFECO Resource Money Market Sub-Account. Earnings in the SAFECO Resource Money Market Sub-Account may not be transferred to the Fixed Account. In no event may the total Contract Value transferred from the Fixed Account in each Contract Year exceed a total of 10% of the Contract Value for each such Contract Year in the Fixed Account computed at the time of the transfer. Moreover, the Program may not be instituted for the Fixed Account in any Contract Year during which transfers or withdrawals have been made from the Fixed Account. Transfers under this Program will be processed monthly, quarterly or annually on the Transfer Date.

SUB-ACCOUNT REBALANCING PROGRAM

In accordance with the Owner's election of the relative purchase payments percentage allocations, First SAFECO will automatically rebalance the Contract Value of each variable Sub-Account either quarterly, semi-annually, or annually. First SAFECO will automatically rebalance the Contract Value in each of the Sub-Accounts to match the current purchase payments percentage allocations as of the first Transfer Date during the period selected. Enrollment is limited to Owners whose total Contract Value is greater than $10,000 at the time the Program is selected. The Program may be terminated at any time and the percentages may be altered by written authorization. The requested change must be received at the Home Office ten (10) days prior to the Transfer Date. If the Owner terminates the Program, a new Program may not be instituted until the next Contract Year. Since each sub-account invests in a corresponding underlying portfolio this Program may sometimes be referred to as "Portfolio Rebalancing Program."

PERIODIC WITHDRAWAL PROGRAM

First SAFECO will make monthly, quarterly or annual distributions of a predetermined dollar amount to an Owner that has enrolled in the Periodic Withdrawal Program. The Periodic Withdrawal Program is to be distinguished from the Systematic Payment Annuity. (See "Settlement Options.") Under the Program, all distributions will be made directly to the Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Contract Value. (See "Tax Status.") An Owner may specify the amount of each withdrawal, subject to a minimum of $250. In each Contract Year, up to 10% of Contract Value may be withdrawn without the imposition of any Contingent Deferred Sales Charge. If withdrawals pursuant to the Program are greater than 10% of Contract Value in any Contract Year, the amount of the withdrawals greater than 10% will be subject to the applicable Contingent Deferred Sales Charge. Any ad hoc withdrawals an Owner makes during a Contract Year will be aggregated with withdrawals pursuant to the Program to determine the applicability of any Contingent Deferred Sales Charge. If the frequency of withdrawals under the Program is greater than annually, First SAFECO will charge an annual fee of the lesser of 2% of the amount withdrawn or $25 to compensate it for the added administrative costs.

Unless the Owner specifies the Sub-Account or Sub-Accounts or the Fixed Account from which withdrawals of Contract Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, First SAFECO will make withdrawals under the Program from the Sub-Accounts and the Fixed Account in amounts proportionate to the amounts in the Sub-Accounts and the Fixed Account. Withdrawals are subject to the applicable minimum Sub-Account balances. All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Owner and any applicable Contingent Deferred Sales Charge.

The Program may be combined with all other Programs except those entailing transfers or withdrawals from the Fixed Account. However, the Owner may terminate such other program and may begin participation in the Program on the first day of the next Contract Year.

It may not be advisable to participate in the Program and incur a Contingent Deferred Sales Charge when making additional Purchase Payments under the Contract.

                                   TAX STATUS

The following description is based upon First SAFECO's understanding of current federal income tax law applicable to annuities in general. First SAFECO cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. First SAFECO does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment, a withdrawal or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed at ordinary income tax rates on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

First SAFECO is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from First SAFECO and its operations form a part of First SAFECO.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

First SAFECO intends that all Portfolios of the Trust and the Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, First SAFECO reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by First SAFECO in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt Employers to establish deferred compensation plans for the benefit of their Employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the Employees will not be includable in the Employees' gross income until distributed from the plan.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age
70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required maximum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year in the case of periodic distributions and in excess of $750,000 in the case of lump sum distributions may be subject to an additional 15% excise tax unless an exemption applies.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Generally, any gain in the Contract will be taxed currently to the Owner if the Contract is not held for the benefit of a natural person. Such Contracts generally will not be treated as annuities for federal income tax purposes.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account, SAFECO Securities Inc. or PNMR Securities, Inc. is a party. First SAFECO is engaged in various kinds of litigation which, in the opinion of First SAFECO, is not of material importance in relation to the total capital and surplus of First SAFECO.

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                                        PAGE
                                                                                        ----
ANNUITY PROVISIONS....................................................................    3
  General.............................................................................    3
  Annuity Unit........................................................................    3
  Assumed Investment Factor...........................................................    3
  Variable Annuity Payment Calculation................................................    3
ADDITIONAL PERFORMANCE INFORMATION....................................................    3
  Performance Comparisons.............................................................    3
  Performance Information.............................................................    3
     Yields...........................................................................    3
     Total Returns....................................................................    4
EXPERTS...............................................................................    5

FINANCIAL STATEMENTS..................................................................    5

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      FIRST SAFECO LIFE INSURANCE COMPANY

                              GENERAL INFORMATION

                                  FIRST SAFECO

First SAFECO National Life Insurance Company of New York (First SAFECO) is a wholly-owned subsidiary of SAFECO Life Insurance Company ("SAFECO"), which is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.

At March 15, 1997, SAFECO Life Insurance Company owned 76% of the outstanding shares of the Resource Series Trust ("RST") Northwest Portfolio and 100% of the outstanding shares of each of the RST Equity, Growth, Bond and Money Market Portfolios. At March 15, 1997, SAFECO Asset Management ("SAM"), which is the RST investment advisor, owned 24% of the outstanding shares of the RST Northwest Portfolio. SAFECO Life Insurance Company and SAM are wholly-owned subsidiaries of SAFECO Corporation.

               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

First SAFECO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general account assets of First SAFECO. First SAFECO maintains records of all Separate Account purchases and redemptions of the shares of each Portfolio of SAFECO Resource Series Trust (Trust), Federated Insurance Series, Lexington Emerging Markets Fund, Inc., Lexington Natural Resources Trust and American Century Variable Portfolios, Inc.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of the financial statements of First SAFECO and First SAFECO Separate Account S.

                                  DISTRIBUTOR

SAFECO Securities, Inc. (SSI), acts as the principal underwriter for the Contracts. The offering is on a continuous basis. As this is the initial registration no contracts have been distributed and no commissions for distributions have been paid or retained. It is not anticipated that PNMR will retain any portion of commission payments made in conjunction with the distribution of the Contracts.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus.

The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus, call 1-800-878-2041 or write to First SAFECO National Life Insurance Company, Annuity Service Office, 6700 Collamer Road, East Syracuse, New York 13057.

This Statement of Additional Information and the Prospectus are both dated June 16, 1997.

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
ANNUITY PROVISIONS....................................................................    3
  General.............................................................................    3
  Annuity Unit........................................................................    3
  Assumed Investment Factor...........................................................    3
  Variable Annuity Payment Calculation................................................    3
ADDITIONAL PERFORMANCE INFORMATION....................................................    3
  Performance Comparisons.............................................................    3
  Performance Information.............................................................    3
     Yields...........................................................................    3
     Total Returns....................................................................    4
EXPERTS...............................................................................    5
FINANCIAL STATEMENTS..................................................................    5

                               ANNUITY PROVISIONS

GENERAL

The Settlement Options and related provisions are described in the Prospectus.

ANNUITY UNIT

The value of the Annuity Unit is determined by multiplying the value of the Annuity Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being calculated, and dividing the result by the Assumed Investment Factor for such Valuation Period.

ASSUMED INVESTMENT FACTOR

The Assumed Investment Factor for a one day Valuation Period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity purchase rate table in the Contract.

VARIABLE ANNUITY PAYMENT CALCULATION

A Variable Annuity is an Annuity with payments which are not predetermined as to dollar amount. Payments will vary in accordance with the net investment results of the Separate Account. The dollar amount of the first monthly Variable Annuity payment under Settlement Options (a), (b) or (c), will be determined by applying the Contract Value (after deduction for premium taxes, if applicable), as of the 15th day of the preceding month, to the Variable Annuity purchase rate table in the Contract. The number of Annuity Units to be credited to the Annuitant will be determined by dividing the first monthly payment by the Annuity Unit value calculated as of the 15th day of the preceding month. This number of Annuity Units remains fixed during the Annuity payment period. The dollar amount of each Variable Annuity payment after the first shall be determined by multiplying the number of Annuity Units credited to the Annuitant by the Annuity Unit value as of the 15th day of the preceding month.

                       ADDITIONAL PERFORMANCE INFORMATION

STANDARDIZED COMPUTATION OF PERFORMANCE

PERFORMANCE COMPARISONS. Performance Information for a Sub-Account may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other Variable Annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any Sub-Account derived from rankings of Variable Annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

PERFORMANCE INFORMATION

YIELDS. Some Sub-Accounts may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Sub-Account over a stated period of time, not taking in to account capital gains or losses or the imposition of any Contingent Deferred Sales Charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the SAFECO Resource Money Market Sub-Account. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven
(7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return + 1)(365/7)] - 1

Yield for the SAFECO Resource Bond Sub-Account and Federated High Income Bond II Sub-Account is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                        Yield = 2[((a-b)/cd + 1)(6) - 1]

where a = net investment income earned during the period by the corresponding Available Fund portfolio, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of accumulation units outstanding during the period, and d = the value (maximum offering price) per accumulation unit on the last day of the period.

TOTAL RETURNS. Total return reflects all aspects of a Sub-Account's return, including the automatic reinvestment by the Sub-Account of all distributions and the deduction of all applicable charges to the Sub-Account on an annual basis, including mortality and expense risk charges, the Annual Administration Maintenance Charge, the Asset Related Administration Charge, and any other charges against Contract Value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the Contingent Deferred Sales Charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the Contingent Deferred Sales Charge, since the Contracts are intended as long-term products.

From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and without the Administration Charge and/or with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Sub-Account over certain periods, including 1, 5, and 10 years (up to the life of the Sub-Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Sub-Account's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a Sub-Account. Average annual returns are calculated pursuant to the following formula: P(1 + T)(n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple change in value of a hypothetical investment in the Sub-Account over a stated period of time.

                                    EXPERTS

The financial statements of First SAFECO National Life Insurance Company appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their report thereon also appearing in the Statement of Additional Information. Such financial statements have been included herein in reliance upon their report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

The financial statements of First SAFECO National Life Insurance Company included herein should be considered only as bearing upon the ability of First SAFECO to meet its obligations under the Contracts.

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
FINANCIAL STATEMENTS




                                TABLE OF CONTENTS



                                                                           PAGE

Report of Independent Auditors .........................................     1

Financial Statements

       Balance Sheet ...................................................     2

       Statement of Income .............................................     3

       Statement of Changes in Stockholder's Equity ....................     4

       Statement of Cash Flows .........................................     5

       Notes to Financial Statements ...................................     7

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Board of Directors
First SAFECO National Life Insurance Company of New York

We have audited the accompanying balance sheet of First SAFECO National Life Insurance Company of New York as of December 31, 1996 and 1995, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First SAFECO National Life Insurance Company of New York at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As described in Note 1 to the financial statements, First SAFECO National Life Insurance Company of New York adopted certain new accounting standards in 1994 as required by the Financial Accounting Standards Board.


Seattle, Washington
February 14, 1997

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
BALANCE SHEET
(In Thousands Except Share Amounts)

                                                                      December 31
                                                                  -------------------
                                                                    1996        1995
                                                                  -------     -------
ASSETS
Investments (Note 2):
   Fixed Maturities Available-for-Sale, at Market Value
    (Amortized Cost: 1996 - $33,623; 1995 - $31,705) ........     $34,601     $33,918
   Policy Loans .............................................         133         116
   Short-Term Investments (At cost which approximates market)         396         771
                                                                  -------     -------
      Total Investments .....................................      35,130      34,805
Cash ........................................................          44          18
Accrued Investment Income ...................................         704         708
Accounts and Notes Receivable ...............................          12         255
Deferred Policy Acquisition Costs ...........................       1,021       1,037
Other Assets ................................................          18          18
                                                                  -------     -------
         Total Assets .......................................     $36,929     $36,841
                                                                  =======     =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Funds Held Under Deposit Contracts .......................     $24,717     $23,122
   Other Liabilities ........................................          62         428
   Federal Income Taxes (Note 8):
    Current .................................................          20         171
    Deferred (Includes tax on unrealized appreciation of
      investment securities:  1996 - $342; 1995 - $775) .....         552         995
                                                                  -------     -------
      Total Liabilities .....................................      25,351      24,716
                                                                  -------     -------
Stockholder's Equity:
   Common Stock, $100 Par Value;
    20,000 Shares Authorized, Issued and Outstanding ........       2,000       2,000
   Additional Paid-In Capital ...............................       6,500       6,500
   Retained Earnings (Note 6) ...............................       2,442       2,187
   Unrealized Appreciation of Investment Securities,
    Net of Tax (Note 2) .....................................         636       1,438
                                                                  -------     -------
      Total Stockholder's Equity ............................      11,578      12,125
                                                                  -------     -------
         Total Liabilities and Stockholder's Equity .........     $36,929     $36,841
                                                                  =======     =======

                       See Notes to Financial Statements

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF INCOME

                                                                 Year Ended December 31
                                                                 ----------------------
                                                             1996         1995         1994
                                                           -------      -------      -------
                                                                     (In Thousands)
Revenues:
   Investment Income:
    Interest on Fixed Maturities .....................     $ 2,440      $ 2,256      $ 1,822
    Interest on Short-Term Investments ...............          27           32           33
    Other Investment Income ..........................          10            9            6
                                                           -------      -------      -------
       Total .........................................       2,477        2,297        1,861
   Less Investment Expenses ..........................          37           33           27
                                                           -------      -------      -------
   Net Investment Income .............................       2,440        2,264        1,834
   Other Revenue .....................................           2            2            1
   Realized Investment Gain ..........................          11           17            2
                                                           -------      -------      -------
       Total .........................................       2,453        2,283        1,837
                                                           -------      -------      -------

Benefits and Expenses:
   Policy Benefits ...................................       1,315        1,274          982
   Commissions .......................................          74          182          204
   Personnel Costs ...................................         202          176          178
   Taxes Other Than Payroll and Income Taxes .........          98           20           53
   Other Operating Expenses ..........................         354          263          204
   Amortization of Deferred Policy Acquisition Costs .         123           88           54
   Deferral of Policy Acquisition Costs ..............        (107)        (254)        (284)
                                                           -------      -------      -------
       Total .........................................       2,059        1,749        1,391
                                                           -------      -------      -------

Income before Federal Income Taxes ...................         394          534          446
                                                           -------      -------      -------

Provision (Benefit) for Federal Income Taxes (Note 8):
   Current ...........................................         149          264           95
   Deferred ..........................................         (10)         (66)          61
                                                           -------      -------      -------
       Total .........................................         139          198          156
                                                           -------      -------      -------


Net Income ...........................................     $   255      $   336      $   290
                                                           =======      =======      =======

                       See Notes to Financial Statements

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                Year Ended December 31
                                                                ----------------------
                                                           1996          1995          1994
                                                         --------      --------      --------
                                                                    (In Thousands)

Common Stock .......................................     $  2,000      $  2,000      $  2,000
                                                         --------      --------      --------

Additional Paid-In Capital .........................        6,500         6,500         6,500
                                                         --------      --------      --------

Retained Earnings:
    Balance at the Beginning of Year ...............        2,187         1,851         1,561
    Net Income .....................................          255           336           290
                                                         --------      --------      --------
    Balance at the End of Year .....................        2,442         2,187         1,851
                                                         --------      --------      --------

Unrealized Appreciation (Depreciation) of Investment
   Securities, Net of Tax (Note 2):
    Balance at the Beginning of Year ...............        1,438          (687)         --
    Net Effect of Adoption of FASB Statement 115 ...         --            --           1,183
    Change in Unrealized Appreciation (Depreciation)         (802)        2,125        (1,870)
                                                         --------      --------      --------
    Balance at the End of Year .....................          636         1,438          (687)
                                                         --------      --------      --------

       Stockholder's Equity ........................     $ 11,578      $ 12,125      $  9,664
                                                         ========      ========      ========


                       See Notes to Financial Statements

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF CASH FLOWS

                                                               Year Ended December 31
                                                               ----------------------
                                                           1996         1995         1994
                                                         -------      -------      -------
                                                                  (In Thousands)
OPERATING ACTIVITIES:
   Dividends and Interest Received .................     $ 2,508      $ 2,234      $ 1,747
   Other Operating Receipts ........................          41           12            8
   Insurance Claims and Policy Benefits Paid .......         (43)         (63)          (1)
   Underwriting, Acquisition and Insurance
    Operating Costs Paid ...........................        (752)        (607)        (638)
   Income Taxes Paid ...............................        (300)        (104)        (143)
                                                         -------      -------      -------
       Net Cash Provided by Operating Activities ...       1,454        1,472          973
                                                         -------      -------      -------

INVESTING ACTIVITIES:
   Purchases of:
    Fixed Maturities Available-for-Sale ............      (3,326)      (4,579)      (6,558)
    Policy Loans ...................................         (59)         (40)        (129)
   Maturities of Fixed Maturities Available-for-Sale         700         --           --
   Sales of:
    Fixed Maturities Available-for-Sale ............         564          260        1,003
    Policy Loans ...................................          41           24           60
   Net (Increase) Decrease in Short-Term Investments         375         (368)         (51)
   Other ...........................................          (6)          (6)          (6)
                                                         -------      -------      -------
       Net Cash Used in Investing Activities .......      (1,711)      (4,709)      (5,681)
                                                         -------      -------      -------

FINANCING ACTIVITIES:
   Funds Received Under Deposit Contracts ..........       1,833        4,540        5,202
   Return of Funds Held Under Deposit Contracts ....      (1,550)      (1,345)        (534)
                                                         -------      -------      -------
       Net Cash Provided by Financing Activities ...         283        3,195        4,668
                                                         -------      -------      -------

Net Increase (Decrease) in Cash ....................          26          (42)         (40)
Cash at Beginning of Year ..........................          18           60          100
                                                         -------      -------      -------

Cash at End of Year ................................     $    44      $    18      $    60
                                                         =======      =======      =======

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.


                        See Notes to Financial Statements

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF CASH FLOWS -
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES


                                                         Year Ended December 31
                                                         ----------------------
                                                     1996         1995         1994
                                                   -------      -------      -------
                                                            (In Thousands)


Net Income ...................................     $   255      $   336      $   290
                                                   -------      -------      -------

Adjustments to Reconcile Net Income to
   Net Cash Provided by Operating Activities:
    Realized Investment Gain .................         (11)         (17)          (2)
    Amortization of Fixed Maturity Investments          57           45           52
    Deferred Federal Income Tax Expense ......         (10)         (66)          61
    Interest Expense on Deposit Contracts ....       1,311        1,216          987
    Other ....................................           6            4            5

    Changes in:
      Deferred Policy Acquisition Costs ......          16         (166)        (230)
      Accrued Investment Income ..............           4          (68)        (139)
      Other Receivables ......................        --           --              2
      Current Federal Income Taxes ...........        (151)         160          (48)
      Other Assets and Liabilities ...........         (23)          28           (5)
                                                   -------      -------      -------

       Total Adjustments .....................       1,199        1,136          683
                                                   -------      -------      -------

Net Cash Provided by Operating Activities ....     $ 1,454      $ 1,472      $   973
                                                   =======      =======      =======

                        See Notes to Financial Statements

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS. First SAFECO National Life Insurance Company of New York (the Company) is a stock life insurance company organized under the laws of the state of New York. The Company offers deferred annuity contracts, marketed through professional agents in the state of New York.

     The Company is a wholly-owned subsidiary of SAFECO Life Insurance Company. SAFECO Life Insurance Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries are engaged primarily in insurance and financial service businesses.

     BASIS OF REPORTING. The financial statements have been prepared in accordance with generally accepted accounting principles appropriate in the circumstances and include amounts based on the best estimates and judgments of management.

     ACCOUNTING FOR PREMIUMS. Funds received under deferred annuity contracts are recorded as liabilities rather than premium income when received.

     INVESTMENTS. The Company adopted Financial Accounting Standards Board
     (FASB) Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," on January 1, 1994, applying the provisions of the statement to investments held as of, or acquired after that date. See discussion of new accounting standards on page 8.

     Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes. The Company has no fixed maturities classified as held-to-maturity or trading.

     When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statement of Income.

     The cost of security investments sold is determined by the "identified cost" method.

     DEFERRED POLICY ACQUISITION COSTS. Acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

     Acquisition costs for deferred annuity contracts are amortized over the lives of the contracts in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly. There were no significant revisions made in 1996, 1995 or 1994.

     FUNDS HELD UNDER DEPOSIT CONTRACTS. Liabilities for deferred annuity contracts are equal to the accumulated account value of such contracts as of the valuation date.

     FEDERAL INCOME TAXES. The Company files a consolidated federal income tax return with SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS


Note 1 (continued)

     NEW ACCOUNTING STANDARDS. The Company adopted FASB Statement 112, "Employers' Accounting for Postemployment Benefits," effective January 1, 1994. Adoption had no effect on net income.

     In May of 1993, the FASB issued Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," which expands the use of fair value accounting for debt and equity securities. As of January 1, 1994, the Company adopted the provisions of this Statement for investments held as of, or acquired after that date. Statement 115 requires that debt and equity securities be classified as available-for-sale, held-to-maturity or trading.

     Available-for-sale securities are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable taxes. All of the Company's securities were classified as available-for-sale as of January 1, 1994. The net effect on stockholder's equity due to the adoption of Statement 115 was an increase of $1,183,000 as of January 1, 1994, which was comprised of the following amounts: aggregate market value in excess of amortized cost of fixed maturities of $1,820,000, less deferred income taxes at 35% of $637,000.

     Held-to-maturity securities are carried at amortized cost. The Company did not have any securities classified as held-to-maturity as of January 1, 1994.

     Trading securities are carried at market value with immediate recognition in income of changes in market value. Since the Company did not have any securities held for trading as of January 1, 1994, there was no impact on income as a result of adopting Statement 115.

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS


2.   INVESTMENT SUMMARY

     A summary of fixed maturities at December 31, 1996 follows:

                                                                       Gross        Gross         Net       Estimated
                                                          Amortized  Unrealized   Unrealized   Unrealized     Market
                                                            Cost        Gains       Losses        Gain        Value
                                                          ---------  ----------   ----------   ----------   ---------
                                                                                (In Thousands)

     United States government and
       government agencies and authorities ...........     $10,909     $   519     $   (15)     $   504     $11,413
     Foreign governments .............................       1,030          38          (7)          31       1,061
     Public utilities ................................       4,540          95         (12)          83       4,623
     All other corporate bonds .......................      16,407         444         (97)         347      16,754
     Mortgage -backed securities .....................         737          13        --             13         750
                                                           -------     -------     -------      -------     -------
     Total fixed maturities classified as
       available-for-sale ............................     $33,623     $ 1,109     $  (131)         978     $34,601
                                                           =======     =======     =======                  =======
     Applicable federal income tax ...................                                              342
                                                                                                -------
     Unrealized appreciation of investment securities,
       net of tax, included in stockholder's equity ..                                          $   636
                                                                                                =======

     A summary of fixed maturities at December 31, 1995 follows:

                                                                       Gross        Gross         Net       Estimated
                                                          Amortized  Unrealized   Unrealized   Unrealized     Market
                                                            Cost        Gains       Losses        Gain        Value
                                                          ---------  ----------   ----------   ----------   ---------
                                                                                (In Thousands)

     United States government and
       government agencies and authorities ...........     $11,675     $ 1,037     $  --        $ 1,037     $12,712
     Foreign governments .............................       1,034          69        --             69       1,103
     Public utilities ................................       3,789         216          (4)         212       4,001
     All other corporate bonds .......................      15,207         902          (7)         895      16,102
                                                           -------     -------     -------      -------     -------
     Total fixed maturities classified as
       available-for-sale ............................     $31,705     $ 2,224     $   (11)       2,213     $33,918
                                                           =======     =======     =======                  =======
     Applicable federal income tax ...................                                              775
                                                                                                -------
     Unrealized appreciation of investment securities,
       net of tax, included in stockholder's equity ..                                          $ 1,438
                                                                                                =======

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS


Note 2 (continued)

     The amortized cost and estimated market value of fixed maturities at December 31, 1996, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Estimated
                                                   Amortized       Market
                                                     Cost           Value
                                                   ---------      ---------
                                                        (In Thousands)

     Due in one year or less ..............         $  --           $  --
     Due after one year through five years           19,621          20,406
     Due after five years through ten years          12,765          12,943
     Due after ten years ..................             500             502
     Mortgage-backed securities ...........             737             750
                                                    -------         -------

              Total .......................         $33,623         $34,601
                                                    =======         =======

     At December 31, 1996 and 1995, the Company held no below investment grade fixed maturities.

     The Company had no investments in fixed maturities that did not produce income during the year ended December 31, 1996.

     Certain fixed maturities with an amortized cost of $453,000 and $449,000 at December 31, 1996 and 1995, respectively, were on deposit with the state of New York to meet requirements of insurance and financial codes.

     The proceeds from sales of investments in fixed maturities available-for-sale for the years ended December 31, 1996, 1995 and 1994 were $564,000, $260,000 and $1,003,000, respectively. Gross realized gains on these sales were $11,000, $17,000 and $2,000, respectively, and there were no realized losses.


3.   COMMITMENTS AND CONTINGENCIES

     The Company is obligated under a real estate lease with Oliva Holding Company which expires June 30, 1997. The total rental commitment is $5,000.

     The Company had no material commitments or contingent liabilities at December 31, 1996.

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS


4.   FINANCIAL INSTRUMENTS

     Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

     Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

     Fair value amounts for investments in fixed maturities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

     The fair value of investment contracts is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

     Estimated fair values of financial instruments are as follows:


                                                             December 31, 1996       December 31, 1995
                                                           ----------------------  ---------------------
                                                           Carrying    Estimated   Carrying    Estimated
                                                            Amount     Fair Value   Amount    Fair Value
                                                           --------    ----------  --------   ----------
                                                                           (In Thousands)

     Financial assets:
          Fixed maturities available-for-sale .......       $34,601     $34,601     $33,918     $33,918

     Financial liabilities:
          Funds held under deposit contracts ........        24,717      23,000      23,122      21,000


     Other insurance-related financial instruments are exempt from fair value disclosure requirements.


5.   STATUTORY BASIS INFORMATION

     The Company is required to file annual statements with the New York State Insurance Department prepared on an accounting basis as prescribed or permitted by that department (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income for the years ended December 31, 1996, 1995, and 1994 was $318,000, $404,000, and $108,000, respectively.
     Statutory stockholder's equity at December 31, 1996 and 1995 was $10,295,000 and $10,009,000, respectively.

     The Company has received written approval from the Insurance Department of the state of New York to borrow funds from SAFECO Life Insurance Company. To date, no such loans have been made.

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS


6.   DIVIDEND RESTRICTIONS

     Under insurance regulations of the state of New York, the payment of dividends to shareholders is restricted unless prior notice of the intention to declare such dividends has been filed with the Superintendent of Insurance. Such notice must be filed at least 30 days in advance of the proposed declaration.


7.   EMPLOYEE BENEFIT PLANS

     SAFECO Corporation and subsidiary companies (the Companies) administer defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. Benefits are earned under the defined benefit plan for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $26,000, $16,000 and $23,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

     The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. No costs related to postretirement benefits were charged to the Company in 1996, 1995 or 1994.


8.   INCOME TAXES

     Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are as follows:

                                                            Year Ended December 31
                                                           ------------------------
                                                           1996      1995      1994
                                                           ----      ----      ----
                                                                (In Thousands)

     Computed "expected" tax expense ..................    $ 138     $ 187     $ 156
     Settlement of prior year adjustment ..............      --          9       --
     Other ............................................        1         2       --
                                                           -----     -----     -----

          Income tax expense ..........................    $ 139     $ 198     $ 156
                                                           =====     =====     =====

     Percent of income tax expense to income before tax     35.3%     37.1%     35.0%
                                                           =====     =====     =====

FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS


Note 8 (continued)

     The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                  December 31
                                                               -----------------
                                                                1996       1995
                                                               ------     ------
                                                                (In Thousands)

     Deferred tax assets:
          Adjustment to life policy liabilities ..........     $  172     $  158
                                                               ------     ------
               Total deferred tax assets .................        172        158
                                                               ------     ------

     Deferred tax liabilities:
          Deferred policy acquisition costs ..............        357        363
          Bond discount accrual ..........................         23         13
          Unrealized appreciation of investment securities        342        775
          Other ..........................................          2          2
                                                               ------     ------
               Total deferred tax liabilities ............        724      1,153
                                                               ------     ------

               Net deferred tax liability ................     $  552     $  995
                                                               ======     ======

     The following table reconciles the deferred federal income tax expense (benefit) in the Statement of Income to the change in the deferred tax liability in the balance sheet at December 31:

                                                                          1996         1995         1994
                                                                        -------      -------      -------
                                                                                  (In Thousands)

     Deferred tax expense (benefit) ...............................     $   (10)     $   (66)     $    61

          Increase (decrease) in liability related to unrealized
               appreciation (depreciation) of investment securities        (433)       1,145         (370)
                                                                        -------      -------      -------

     Increase (decrease) in net deferred tax liability ............     $  (443)     $ 1,079      $  (309)
                                                                        =======      =======      =======

                         FIRST SAFECO SEPARATE ACCOUNT S
                                     PART C
                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS The following audited financial statements of First SAFECO National Life Insurance Company are included in the Statement of Additional Information of this Registration Statement:
      REGISTRANT:
        Not Applicable

      FIRST SAFECO NATIONAL LIFE INSURANCE COMPANY:
        Balance Sheets as of December 31, 1996 and 1995.
        Statement of Income for the years ended December 31, 1996, 1995 and
          1994.
        Statement of Changes in Stockholder's Equity for the years ended December 31, 1996, 1995 and 1994.
        Statement of Cash Flows for the years ended December 31, 1996, 1995 and 1994.
        Notes to Financial Statements.

b.    EXHIBITS

Exhibit Number                Description of Document
--------------                -----------------------
   1.             Resolution of Board of Directors of First SAFECO                     *
                  authorizing the establishment of the Separate Account.

   2.             Not Applicable

   3.  (i)        Form of Principal Underwriter's Agreement                            *
       (ii)       Selling Agreement                                                    *

   4.  (i)        Individual Single Purchase Payment Deferred                         **
                  Variable Annuity Contract
       (ii)       Riders and Endorsements                                             **

   5.             Application for Annuity Contract                                     *

   6.  (i)        Copy of Articles of Incorporation of First SAFECO                    *
       (ii)       Copy of the Bylaws of First SAFECO                                   *

   7.             Not Applicable

   8.a.           Participation Agreement by and among First SAFECO National           *
                  Life Insurance Company, Federated Insurance Series, on
                  behalf of the Federated High Income Bond Fund II, Federated
                  International Equity Fund II, Federated Utility Fund II,
                  Federated Securities Corp. and Federated Advisers.

   8.b.           Participation Agreement by and among First SAFECO National           *
                  Life Insurance Company, Lexington Emerging Markets Fund, Inc.,
                  Lexington Natural Resources Trust, and Lexington Management
                  Corporation.

   8.c.           Participation Agreement by and among First SAFECO National Life    ***
                  Insurance Company, TCI Portfolios, Inc. and /or Adviser for TCI
                  Balanced Fund and TCI International Fund.

   9.             Opinion and Consent of Counsel

   10.            Consent of Independent Auditors

   11.            Not Applicable

   12.            Not Applicable

   13.            Calculation of Performance Information                               *

   14.            Power of Attorney                                                 ****

   15.            Representation of Counsel

    * Incorporated by reference to the Pre-Effective Amendment No. 1 of First SAFECO Separate Account S, File number 333-17095, filed with the SEC on March 7, 1997.

   **             Incorporated by reference to Registrant's Pre-Effective
                  Amendment filed with the SEC on March 24, 1997.

  *** Incorporated by reference to the Post-Effective Amendment of SAFECO Separate Account C, File number 33-60331, filed with the SEC on April 29, 1996.

 ****             Incorporated by reference to the Post-Effective Amendment No.
                  1 of First SAFECO Separate Account S, File number 333-17095, filed with the SEC on June 16, 1997.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of First SAFECO National Life Insurance Company ("First SAFECO") who is engaged in activities relating to First SAFECO Separate Account S or the variable annuity contracts offered through First SAFECO Separate Account S. Unless otherwise indicated the principal business address of all officers or directors listed is 15411 N. E. 51st Street, Redmond, Washington 98052.

Name                           Position with First SAFECO
----                           --------------------------
Richard E. Zunker              Director and President

John P. Fenlason               Senior Vice President

*Rod A. Pierson                Director, Senior Vice President and Secretary

James T. Flynn                 Director, Vice President, Controller and Assistant Secretary

Clyde Goldberg                 Vice President#

Michael J. Kinzer              Vice President and Actuary

Michael C. Knebel              Vice President and Treasurer*

Stephen D. Collier             Assistant Secretary*

H. Paul Lowber                 Assistant Secretary*

George C. Pagos                Assistant Secretary

Bradford K. Young              Assistant Secretary*

Kenneth N. Berk                Director*

Ronald L. Spaulding            Director*

Boh A. Dickey                  Director*


* Messrs. Dickey, Spaulding, Berk, Young, Lowber, Collier, Knebel and Pierson maintain their principle business address at SAFECO Plaza, Seattle, WA 98185.

# Messr. Goldberg maintains his principle business address at 6700 Old Collamer Road, East Syracuse, NY 13057.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

First SAFECO Life Insurance Company ("First SAFECO") established First SAFECO Separate Account S ("Registrant") by resolution of its Board of Directors pursuant to New York law. First SAFECO is a wholly-owned subsidiary of SAFECO LIFE INSURANCE COMPANY which in turn is a wholly-owned subsidiary of SAFECO Corporation. SAFECO Corporation is a publicly-owned company. Both SAFECO AND SAFECO CORPORATION were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of the following Washington corporations:
SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Management Corp., a New York corporation, and SAFECO Surplus Lines Insurance Company, a Washington corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation and SAFECO Select Insurance Services, Inc.., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 50% of C-W Properties, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Barton Street Corp., Gem State Investors, Inc., Kitsap Mall, Inc. WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation:
Washington Square, Inc. and Winmar Pacific, Inc.

No person is directly or indirectly controlled by Registrant.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As this is a new product registration there are no contractholders as of yet.

ITEM 28.  INDEMNIFICATION

Under its Bylaws, First SAFECO, to the full extent permitted by New York Law, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of First SAFECO or otherwise) by reason of the fact that he or she is or was a director of First SAFECO, or, while a director of First SAFECO, is or was serving at the request of First SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

First SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of First SAFECO, who is or was an officer of First SAFECO or is or was serving at the request of First SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of First SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of First SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, First SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by First SAFECO of expenses incurred or paid by a director, officer or controlling person of First SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, First SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Group Variable Annuity Contracts.

     b. The following information is provided for each principal officer and director of the principal underwriter:

         Name and Principal       Positions and Offices
         Business Address*        with Underwriter

         Rod A. Pierson           Director
         Ronald Spaulding         Director
         David F. Hill            Director, President and Secretary
         Neal A. Fuller           Vice President, Controller, Treasurer,
                                    Financial Principal and Assistant Secretary

     *The business address for all individuals listed is SAFECO Plaza, Seattle, Washington 98185.

     c. During the fiscal year ended December 31, 1996, PNMR Securities, Inc., through SAFECO Securities, Inc., did not receive commissions for the distribution of certain annuity contracts sold in connection with Registrant. PNMR has not received any other compensation in connection with the sale of Registrant's contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

First SAFECO National Life Insurance Company of New York at 6700 Collamer Road, East Syracuse New York 13057, and/or SAFECO Asset Management Company at SAFECO Plaza, Seattle, Washington 98185, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

     d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     e. Pursuant to Section 26(e) of the Investment Company Act of 1940, Registrant represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 6th day of June, 1997.


                    First SAFECO Separate Account S
                    -------------------------------
                             Registrant


                By: First SAFECO National Life Insurance Company of New York
                    --------------------------------------------------------




                By: /s/ Richard E. Zunker
                    --------------------------------------------------------
                    Richard E. Zunker, President


                    First SAFECO National Life Insurance Company of New York
                    --------------------------------------------------------
                                      Depositor




                By: /s/ Richard E. Zunker
                    --------------------------------------------------------
                    Richard E. Zunker, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

        Name               Title                                          Date
        ----               -----                                          ----
/s/ Richard E. Zunker      Director and President
---------------------
Richard E. Zunker


JAMES T. FLYNN*            Director, Vice President, Controller and
---------------------      Assistant Secretary
James T. Flynn

ROD A. PIERSON*            Director, Senior Vice
---------------------      President and Secretary
Rod Pierson

KENNETH N. BERK*           Director
---------------------
Kenneth N. Berk

/s/ Boh A. Dickey          Director
---------------------
Boh A. Dickey

BARBARA J. DINGFIELD*      Director
---------------------
Barbara J. Dingfield

RICHARD W. HUBBARD*        Director
---------------------
Richard W. Hubbard

PETER K. LEDWITH*          Director
---------------------
Peter K. Ledwith

RICHARD W. LUNDGREN*       Director
---------------------
Richard W. Lundgren

LARRY L. PINNT*            Director
---------------------
Larry L. Pinnt

TERENCE M. QUINLAN*        Director
---------------------
Terence M. Quinlan

JOHN W. SCHNEIDER*         Director
---------------------
John W. Schneider

RONALD L. SPAULDING*       Director
---------------------
Ronald L. Spaulding

                           *By: /s/ Boh A. Dickey
                                ---------------------
                           Attorney-in-Fact

                           *By: /s/ Richard E. Zunker
                                ---------------------
                           Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT
NUMBER                      DESCRIPTION


9                 Opinion and Consent of Counsel

10                Consent of Independent Auditors

15                Representation of Counsel